Registration Nos. 033-52154
                                                                       811-07168
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                         ------------------------------



              REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        [x]

                            Pre-Effective Amendment No. __                   [ ]

                          Post-Effective Amendment No. 20                    [x]
                                     and/or

          REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [x]

                              Amendment No. 21 [x]
                        (Check appropriate box or boxes.)
                       -----------------------------------

                              HENNESSY FUNDS TRUST
               (Exact Name of Registrant as Specified in Charter)

                               7250 Redwood Blvd.
                                    Suite 200
                               Novato, California                      94945
                     (Address of Principal Executive Offices)        (ZIP Code)

                                 (800) 966-4354
              (Registrant's Telephone Number, including Area Code)

           Neil J. Hennessy                            Copy to:
        Hennessy Advisors, Inc.                    Richard L. Teigen
          7250 Redwood Blvd.                      Foley & Lardner LLP
               Suite 200                       777 East Wisconsin Avenue
            Novato, California 94945        Milwaukee, Wisconsin 53202-5306
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective.

It is proposed that this filing become effective (check appropriate box):

[_]  immediately upon filing pursuant to paragraph (b)

[_]  on (date) pursuant to paragraph (b)

[_]  60 days after filing pursuant to paragraph (a)(1)

[_]  on (date) pursuant to paragraph (a)(1)

[X]  75 days after filing pursuant to paragraph (a)(2)

[_]  on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                                EXPLANATORY NOTE


                  This Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A of Hennessy Funds Trust, the registrant, is being filed to add the Hennessy Large Cap Growth Fund, a new series of the registrant. The prospectus and statement of additional information for the other portfolio of Hennessy Funds Trust, the Hennessy Cornerstone Growth Fund, Series II, included in Post-Effective Amendment No. 19 to the registrant's Registration Statement on Form N-1A are not changed by the filing of Post-Effective Amendment No. 20 to the registrant's Registration Statement.

                         HENNESSY LARGE CAP GROWTH FUND

                              PROSPECTUS & OVERVIEW

                               __________ __, 2007

                         HENNESSY LARGE CAP GROWTH FUND

                              (HENNESSY FUNDS LOGO)
                          FORMULAS FOR SMART INVESTING

THE HENNESSY LARGE CAP GROWTH FUND, LIKE THE OTHER HENNESSY FUNDS, UTILIZES A TIME-TESTED STOCK SELECTION STRATEGY, INCORPORATING SOUND, PROVEN CRITERIA, SUCH AS PRICE-TO-SALES RATIO, DIVIDEND YIELD AND STOCK PRICE APPRECIATION. WE MANAGE OUR FUNDS WITH THE DISCIPLINE AND CONSISTENCY OF AN INDEX FUND, NEVER STRAYING FROM OUR PROVEN FORMULAS. THE RESULT IS THAT EMOTIONS, HUNCHES AND FADS PLAY NO
PART IN OUR INVESTMENT DECISIONS. IN SHORT, WE DO NOT TRY TO OUTSMART OR TIME THE MARKET BECAUSE WE BELIEVE DOING SO DOESN'T WORK.

OUR GOAL IS TO PROVIDE PRODUCTS THAT INVESTORS CAN HAVE CONFIDENCE IN, KNOWING THEIR MONEY IS INVESTED AS PROMISED AND MANAGED IN THEIR BEST INTEREST. THE HENNESSY FUNDS' STRATEGIES AND PERFORMANCE ARE FULLY DISCLOSED. WE FEEL IT IS CRITICAL FOR OUR CLIENTS TO UNDERSTAND THE STRATEGIES, RISKS AND COSTS OF INVESTING, AS WELL AS THE REWARDS. WITH HENNESSY, THERE ARE NEVER SURPRISES WITH OUR INVESTMENT STRATEGIES.

THE HENNESSY LARGE CAP
GROWTH FUND PROSPECTUS

CONTENTS

Summary Information                                                           1

Fund Investment Objectives, Principal
Investment Strategies and Risks,
Performance Information and Expenses                                          2

Additional Investment Information                                             6

Historical Performance                                                        6

Management of the Fund                                                        8

Shareholder Information                                                       9

     Pricing of Fund Shares                                                   9

     Account Minimum Investments                                              9

     Market Timing Policy                                                     9

     Telephone Privileges                                                    10

     How to Purchase Shares                                                  10

     Automatic Investment Plan                                               11

     Retirement Plans                                                        11

     How to Sell Shares                                                      11

     How to Exchange Shares                                                  13

     Systematic Cash Withdrawal Program                                      14

     Dividends, Distributions and Taxes                                      14

     Householding                                                            14

 An investment in the Fund is not a deposit with a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. Fund prices will fluctuate and it is possible to lose money.

SUMMARY INFORMATION

This prospectus contains important information about the Hennessy Large Cap Growth Fund, a portfolio of the Hennessy Funds, that you should know before you invest. The Hennessy Large Cap Growth Fund, like the other Hennessy Funds, is no-load.

HENNESSY LARGE CAP GROWTH FUND

The Hennessy Large Cap Growth Fund seeks long-term growth of capital. This Fund invests in 50 large capitalization companies selected by the Large Cap Growth Strategy.

  The following Fund summary details the Fund's investment objective, principal investment strategy and risks, performance information and expenses.

     AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THE FUND OR DETERMINED IF THIS PROSPECTUS IS ACCURATE
     OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

HENNESSY LARGE CAP
GROWTH FUND

INVESTMENT STRATEGY

The Fund invests in growth-oriented common stocks of large capitalization companies by utilizing a highly disciplined, quantitative formula known as the Large Cap Growth Strategy (the "Strategy"). The portfolio is selected from the Compustat Database, a universe of large, widely-held companies. Foreign securities traded in the U.S. and American Depository Receipts (which are dollar-denominated securities of foreign issuers traded in the U.S., referred to as "ADRs") are excluded. The Strategy first selects those stocks whose market capitalization exceeds the Database average; and then, from the companies that remain, the Strategy selects those with a price-to-cash ratio less than the median. Finally, from the group of companies produced from the process described above, the Fund will purchase (in equal dollar amounts) the 50 common stocks with the highest one-year return on total capital as of the date of selection. The Compustat Database is a robust and comprehensive source of data on publicly traded companies, consisting of all the domestic and foreign common stocks, and it contains financial, statistical and market data for different regions of the world.

     When the Fund begins operations, it will purchase 50 stocks as dictated by the Strategy, based on information at that time. The Fund's holdings of each stock in its portfolio will initially be weighted equally by dollar amount, with 2% of the portfolio's assets invested in each of the 50 stocks. The Fund will rebalance its portfolio annually by re-screening the universe of stocks, generally in the winter. Stocks meeting the Strategy's criteria not currently in the portfolio will be purchased, and stocks that no longer meet the criteria will be sold. Holdings of all stocks in the Fund that continue to meet the criteria are appropriately increased or decreased to result in equal weighting of all stocks in the portfolio.

     Through this Strategy, the Fund offers a consistent and disciplined approach to investing, based on a buy and hold philosophy over the course of each year that rejects the idea of market timing. The Fund's investment manager, Hennessy Advisors, Inc. (the "Manager"), expects stocks held in the Fund's portfolio to remain the same throughout the course of a year, despite any adverse developments concerning a company, an industry, the economy, or the stock market in general. However, if the Manager determines that earnings or other information that form the basis for selecting a stock are false or incorrect, the Manager reserves the right to replace that stock with another stock meeting the criteria of the Strategy. Also, due to purchases and redemptions of Fund shares during the year, changes in the market value of the stock positions in the Fund's portfolio and compliance with federal tax laws, it is likely that stock positions will not be weighted equally at all times during the year.

     OBJECTIVE: -Long-term growth of capital

     Over the course of the year, when the Fund receives new cash flow from the sale of its shares, it will first be used to the extent necessary to meet redemptions. Any remaining cash will be invested in the stocks selected for the Fund using the Strategy as of the most recent rebalancing of the portfolio. This investment will be made in proportion to the current weightings of such stocks in the portfolio and without any intention to rebalance the portfolio on an interim basis. Such purchases will generally be made on a weekly basis, but may be on a more or less frequent basis at the discretion of the Manager, depending on certain factors, including the size of the Fund and the amount of cash to be invested. To the extent redemptions exceed new cash flow into the Fund, the Fund will meet redemption requests by selling securities on a pro rata basis, based on the current weightings of such securities in the portfolio. Thus, interim purchases and sales of securities will be based on current portfolio weightings and will be made without regard to whether or not a particular security continues to meet the criteria of the Strategy.

PERFORMANCE

The Fund is newly organized and therefore has no performance history as of the date of this Prospectus. The Fund's performance (before and after taxes) will vary from year to year.

The Fund is NO-LOAD, meaning there are no upfront or deferred sales charges.

PRINCIPAL RISKS

As with any security, there are market and investment risks associated with an investment in the Fund. The value of an investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Hennessy Large Cap Growth Fund include the following:

MARKET RISK: The market value of a security may move up or down. Fluctuating market values may cause a security to be worth more or less than its purchased value. Market risk may affect a single company, industry, sector of the economy or the market as a whole.

FORMULA INVESTING RISK: The Fund will adhere to its Strategy during the course of the year, subject to applicable Securities and Exchange Commission requirements and federal tax requirements relating to mutual funds, despite any adverse developments that may arise. This could result in substantial losses to the Fund, if for example, the stocks selected for the Fund's portfolio for a given year are experiencing financial difficulty, or are out of favor in the market because of weak performance, a poor earnings forecast, negative publicity or general market cycles. The Fund's portfolio is rebalanced annually in accordance with its Strategy, which may result in the elimination of better performing assets from the Fund's investments and increases in investments with relatively lower total return.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases                      None
Maximum deferred sales charge (load)                                  None
Maximum sales charge (load) imposed
  on reinvested dividends and distributions                           None
Redemption fee - 90 days1<F1>
  (as a percentage of amount redeemed)                               1.50%
Exchange fee - 90 days1<F1>
  (as a percentage of amount exchanged)                              1.50%

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)
Management Fees                                                      0.74%
Distribution and Service (12b-1) Fees                                 None
Other Expenses                                                       0.55%2<F2>
                                                                     -----
Shareholder Servicing Fee                                      0.10%
All remaining Other Expenses                                   0.45%
Total Annual Fund Operating Expenses                                 1.29%
                                                                     -----
                                                                     -----

1<F1> If you exchange or redeem shares you have owned for less than 90 days, the Fund will deduct a fee of 1.50% of the amount redeemed from your redemption proceeds. This fee is payable to the Fund. The transfer agent charges a fee of $15.00 for each wire redemption.
2<F2> Other expenses are based on estimated amounts for the current fiscal year.

EXAMPLE

This Example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

HENNESSY LARGE CAP GROWTH FUND

                        One Year               Three Years
                         $_____                  $_____

ADDITIONAL INVESTMENT INFORMATION

In order to provide a degree of flexibility, the Fund may change its investment objective without obtaining shareholder approval. An investment objective is not a guarantee. The Fund does not take temporary defensive positions. The Statement of Additional Information for the Fund, which is incorporated by reference into this Prospectus, contains a description of the Fund's policies and procedures respecting disclosure of its portfolio holdings.

HISTORICAL PERFORMANCE
OF THE FUND'S STRATEGY

The following chart shows the performance of a hypothetical portfolio managed in accordance with the dictates of the Strategy for the historical periods indicated and compares the total return of the hypothetical portfolio with the Standard & Poor's 500 Composite Stock Price (the "S&P 500"). The performance reported assumes a December 31 rebalance date.

     The hypothetical returns have been developed and tested by the Manager, but have not been verified by any third party and are unaudited. The performance information is based on data supplied by the Manager or from statistical services, reports or other sources which the Manager believes are reliable.

     Actual performance of the Fund may differ from the performance of the hypothetical portfolio for the following reasons: the Fund may not be fully invested at all times; not all stocks in the Fund's portfolio may be weighted equally at all times due to appreciation or depreciation in a stock's value; purchases and sales of stocks for the Fund's portfolio are likely to occur between annual rebalancing dates due to cash inflows and outflows (from purchases and redemptions of Fund shares) during the year; the actual rebalancing dates vary slightly from year to year; in managing the Funds, Hennessy Advisors, Inc. may make limited modifications to the strategies or formulas as necessary to comply with federal tax laws; and the returns of the portfolio do not reflect the fees, commission costs or expenses borne by the Fund. The performance of the hypothetical portfolio would have been lower if the fees, commission costs and expenses had been deducted.

     For the hypothetical portfolio, returns do not represent actual trading or reflect the impact that material economic and market factors might have had on the Manager's decision-making under actual circumstances. However, except as described above, the Manager can presently foresee no circumstance that would cause deviation from the Strategy in managing the Fund. The returns set forth below reflect reinvestment of dividends and other earnings. All of the returns shown reflect the reinvestment of dividends and other earnings. Past performance, hypothetical or actual, does not guarantee future results. Average annual return represents the annual rate, which if earned each year in a multiple year period, would produce the cumulative rate of return over that period.

HENNESSY LARGE CAP GROWTH FUND1<F3>

                   1997    1998    1999    2000     2001     2002    2003    2004    2005    2006    Total
                   ----    ----    ----    ----     ----     ----    ----    ----    ----    ----    -----
LARGE CAP GROWTH  27.15%  14.75%   4.55%  14.11%    8.34%  -12.02%  32.21%  19.07%  13.12%  16.60%  137.88%
S&P 500 INDEX     33.36%  28.58%  21.04%  -9.10%  -11.89%  -22.10%  28.68%  10.88%   4.91%  15.80%  100.16%

Standard Deviation measures an investment's volatility or "risk." The greater the standard deviation, the more variable the rate of return.

1<F3> The hypothetical performance for the Large Cap Growth Strategy assumes a December 31 rebalance date.

MANAGEMENT OF THE FUND

INVESTMENT ADVISOR

Hennessy Advisors, Inc. is the investment manager of each of the Hennessy Funds, including the Hennessy Large Cap Growth Fund. The Manager's address is 7250 Redwood Blvd., Suite 200, Novato, CA 94945.

     The Manager has been providing investment advisory services since 1989. The Manager furnishes each Fund with office space and certain administrative services and provides most of the personnel needed by the Funds.

     Neil J. Hennessy is primarily responsible for day-to-day management of the portfolio of each Fund, including the Hennessy Large Cap Growth Fund, and for developing and executing each Fund's investment program. Mr. Hennessy is committed to the Strategy Indexing and formula-based investing programs utilized by the Funds. Mr. Hennessy has been the President and a Director of the Manager, a registered investment advisor, since its organization in 1989.

     The Statement of Additional Information for the Hennessy Large Cap Growth Fund, which is incorporated by reference into this Prospectus, provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Hennessy Large Cap Growth Fund.

MANAGEMENT FEE

For its services, the Fund pays the Manager a monthly management fee based upon its average daily net assets. As of the date of this Prospectus, the advisory fee is 0.74%.

     A discussion regarding the basis for the Board of Trustees approving the investment advisory agreement with the Manager will be available in the annual report of the Hennessy Funds to shareholders for the most recent period ended October 31.

SHAREHOLDER SERVICING AGREEMENT

The Fund has entered into a Shareholder Servicing Agreement with the Manager. The Servicing Agreement provides that the Manager will provide administrative support services to the Fund consisting of:

     o maintaining an "800" number that current shareholders may call to ask questions about the Fund or their accounts with the Fund;

     o assisting shareholders in processing exchange and redemption requests;

     o assisting shareholders in changing dividend options, account designations and addresses;

     o     responding generally to questions of shareholders; and

     o     providing such other similar services as the Fund may request.

     For such services, the Fund will pay an annual service fee to the Manager equal to 0.10% of its average daily net assets.

SHAREHOLDER INFORMATION

PRICING OF FUND SHARES

The price you will pay to buy Fund shares or the amount you will receive when you sell your Fund shares is called the net asset value ("NAV"). This is calculated by dividing the Fund's assets, minus its liabilities, by the number of shares outstanding. The NAV of the Fund's shares is normally determined as of the close of regular trading on the New York Stock Exchange ("NYSE"), which is normally 4:00 P.M. Eastern time/1:00 P.M. Pacific time. Fund shares will not be priced on days that the NYSE is closed for trading (including certain U.S. holidays). The Fund calculates its NAV based on the market prices of the securities (other than money market instruments) it holds. The Fund values most money market instruments it holds at their amortized cost.

     If market quotations are not available, the Fund will value securities at their fair value pursuant to the procedures established by and under the supervision of the Board of Trustees. The fair value of a security is the amount which the Fund might reasonably expect to receive upon a current sale. The fair value of a security may differ from the last quoted price and the Fund may not be able to sell a security at the fair value. Market quotations may not be available, for example, if trading in particular securities was halted during the day and not resumed prior to the close of trading on the NYSE.

     The Fund will process purchase and redemption orders received by U.S. Bancorp Fund Services, LLC (the "Transfer Agent") prior to the close of regular trading on a day that the NYSE is open at the NAV determined later that day. It will process purchase and redemption orders that it receives after the close of regular trading at the NAV determined at the close of regular trading on the next day the NYSE is open. If an investor sends a purchase or redemption request to the Fund's corporate address, instead of to its Transfer Agent, the Fund will forward it as promptly as practicable to the Transfer Agent, and the effective date of the purchase or redemption request will be delayed until the purchase or redemption request is received by the Transfer Agent.

FOR QUESTIONS PLEASE CALL

     THE HENNESSY FUNDS
     1-800-966-4354 or
     1-415-899-1555
     10 A.M. - 7 P.M. Eastern Time
     7 A.M. - 4 P.M. Pacific Time

     US BANK, TRANSFER AGENT FOR THE FUNDS
     1-800-261-6950 or
     1-414-765-4124
     9 A.M. - 8 P.M. Eastern Time
     6 A.M. - 5 P.M. Pacific Time

ACCOUNT MINIMUM INVESTMENTS

The minimum initial investment in the Fund is $2,500 for regular accounts and $250 for Individual Retirement Accounts ("IRA"). For corporate sponsored retirement plans, there is no minimum initial investment. There is a $100 subsequent investment requirement for the Fund. A $100 minimum exists for each additional investment made through the Automatic Investment Plan for the Fund. The Fund may waive the minimum investment requirements from time to time.

MARKET TIMING POLICY

Frequent purchases and redemptions of the Fund's shares by a shareholder may harm other shareholders of the Fund by interfering with efficient management of the Fund's portfolio, increasing brokerage and administrative costs, and potentially diluting the value of their shares. Accordingly, the Board of Trustees discourages frequent purchases and redemptions of shares of the Fund by:

     o Reserving the right to reject any purchase order for any reason or no reason, including purchase orders from potential investors that the Fund believes might engage in frequent purchases and redemptions of shares of the Fund.

     o Imposing a 1.50% redemption fee on redemptions and exchanges that occur within 90 days of the share purchase.

     The redemption fee applies to all investors including those in traditional and Roth IRA's. However, the redemption fee does not apply to shares held in 401(k), 403(b), 457, Keogh, profit sharing, SIMPLE IRA, SEP-IRA and money purchase pension retirement plan accounts. Except for shares held by the aforementioned retirement plans, the redemption fee applies to shares held in omnibus accounts at intermediaries, such as broker-dealers and third party administrators. The Fund relies on these intermediaries to determine when a redemption occurs within 90 days of purchase. The right to reject a purchase order applies to any order, including an order placed from an omnibus account. Although the Fund has taken steps to discourage frequent purchases and redemptions of Fund shares, the Fund cannot guarantee that such trading will not occur.

TELEPHONE PRIVILEGES

The Hennessy Funds offer the ability to redeem or exchange shares or purchase additional shares via telephone. If you do not wish to have these telephone privileges on your account, please decline this option in the Account Application; otherwise, the telephone privileges will be available on your account.

HOW TO PURCHASE SHARES

Shares of the Fund have not been registered for sale outside of the United States. The Fund does not sell shares to non United States citizens. United States citizens living abroad may purchase shares of the Fund only if they have a social security number and a physical address (not a P.O. box) within the United States. The only exception is for United States military with an APO or FPO address.

     You may purchase shares of the Fund by check or wire. The Fund will not accept payment in cash or money orders. All purchases must be in U.S. dollars, and all checks must be drawn on U.S. banks. In addition, cashiers checks in the amounts of less than $10,000 will not be accepted. To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler's checks or starter checks for the purchase of shares. In addition, the Fund cannot accept post dated checks, post dated on-line bill pay checks, or any conditional order or payment.

     The Fund will not issue certificates evidencing shares purchased. Instead, the Fund will send investors a written confirmation for all purchases of shares. The Fund reserves the right to reject any purchase in whole or in part.

     In compliance with the USA Patriot Act of 2001, please note that the Transfer Agent will verify certain information on your Account Application as part of the Fund's Anti-Money Laundering Compliance Program. As requested on the application, you should supply your full name, date of birth, social security number and permanent street address. Permanent addresses containing a P.O. Box will not be accepted, although an alternate mailing address including a P.O. Box may be established. Please contact the Hennessy Funds at 1-800-966-4354 or 1-415-899-1555 if you need additional assistance when completing your application. If we do not have a reasonable belief of the identity of a customer, the account will be rejected or the customer will not be allowed to perform a transaction on the account until such information is received. The Hennessy Funds reserve the right to close the account within five business days if clarifying information/documentation is not received.

HOW DO I PURCHASE SHARES BY CHECK?

If you are making an initial investment in the Fund, simply complete the appropriate Account Application and mail it with a check, made payable to "Hennessy Funds," to:

FOR REGULAR MAIL DELIVERY:           FOR OVERNIGHT DELIVERY:
Hennessy Funds                       Hennessy Funds
c/o U.S. Bancorp Fund Services       c/o U.S. Bancorp Fund Services
P.O. Box 701                         615 East Michigan St., 3rd Floor
Milwaukee, WI 53201-0701             Milwaukee, WI 53202-5207

     The Hennessy Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, deposit in the mail or with such services or receipt at the U.S. Bancorp Fund Services, LLC post office box of purchase applications or redemption requests does not constitute receipt by the Transfer Agent.

     Subsequent investments must be accompanied by a letter indicating the name(s) in which the account is registered and the account number or by the remittance portion of the account statement and returned to one of the above addresses.

     The Transfer Agent will charge a $25.00 fee against a shareholder's account in addition to any loss sustained by the Fund for any payment, check or electronic funds transfer returned to the Transfer Agent.

HOW DO I PURCHASE SHARES BY WIRE?

A completed Account Application must be sent to the Transfer Agent by U.S. mail or overnight courier to one of the addresses listed above prior to wiring funds. If you are making an initial investment in the Fund, please contact the Transfer Agent at 1-800-261-6950 or 1-414-765-4124 between 9:00 A.M. and 8:00 P.M Eastern time/6:00 A.M. and 5:00 P.M. Pacific time, on a day when the NYSE is open for trading to make arrangements with a service representative to submit your completed application via mail, overnight delivery or fax. Upon receipt of your application, your account will be established and a service representative will contact you within 24 hours to provide an account number and wiring instructions. If you are making a subsequent purchase, you should be sure to notify the Transfer Agent prior to wiring funds. U.S. Bank must receive wired funds prior to the close of regular trading on the NYSE (4:00 P.M. Eastern time/1:00 P.M. Pacific time) to receive same day pricing. Wired funds received after that time will be processed the following day with the following day's pricing. The Fund is not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system.

     All wires should specify the name of the Fund, the name(s) in which the account is registered, the account number and the amount being wired. It is essential that your bank include complete information about your account in all wire instructions. Your bank may charge you a fee for sending a wire to the Fund.

     To ensure prompt and accurate credit upon receipt of your wire, your bank should transmit immediately available funds by wire in your name to:

HENNESSY FUNDS
c/o U.S. Bank, N.A.         Credit: U.S. Bancorp Fund Services LLC
777 E. Wisconsin Ave.       Account Number: 112-952-137
Milwaukee, WI 53202         Further Credit: Mutual fund name, shareholder
ABA# 075000022              name and account number

CAN I PURCHASE SHARES THROUGH
BROKER-DEALERS?

You may buy, sell and exchange shares of the Fund through certain brokers (and their agents) that have made arrangements with the Fund to sell its shares. When you place your order with such a broker or its authorized agent, your order is treated as if you had placed it directly with the Transfer Agent, and you will pay or receive the next price calculated by the Fund. The broker (or its agent) holds your shares in an omnibus account in the broker's (or its agent's) name, and the broker (or its agent) maintains your individual ownership records. The Manager may pay the broker (or its agent) for maintaining these records as well as providing other shareholder services. The broker (or its agent) may charge you a fee for handling your order. The broker (or its agent) is responsible for processing your order correctly and promptly, keeping you advised regarding the status of your individual account, confirming your transactions and ensuring that you receive copies of the Fund's prospectus.

     To inquire about an agreement, broker-dealers should call the Hennessy Funds at 1-800-966-4354 or 1-415-899-1555.

TELEPHONE PURCHASE

You may purchase additional shares of the Fund by calling 1-800-261-6950 or 1-414-765-4124. Unless you have elected to decline telephone privileges on your Account Application, telephone orders will be accepted via electronic funds transfer from your bank account through the Automated Clearing House (ACH) network. You must have banking information established on your account prior to making a purchase. Each telephone purchase must be in the amount of $100 or more. If your order is received prior to the close of trading on the NYSE, your shares will be purchased at the net asset value calculated on that date.

AUTOMATIC INVESTMENT PLAN

For your convenience, the Fund offers an Automatic Investment Plan. This plan allows money to be moved from the shareholder's bank account to the shareholder's Fund account on a systematic schedule (e.g., monthly, bimonthly, quarterly or annually) that the shareholder selects. After your initial investment in the Fund, you may authorize the Fund to withdraw any amount over $100.

     If you wish to enroll in this plan, complete the appropriate section on the initial Account Application, or complete the Automatic Investment Plan Application. You may call the Fund at 1-800-966-4354 or 1-415-899-1555 and request an application, or the application can be found at www.hennessyfunds.com. Signed applications should be received by the Transfer Agent at least 15 business days prior to your initial transaction. The Transfer Agent will charge you a $25 fee if the automatic investment cannot be made due to insufficient funds, stop payment or for any other reason. The Fund may terminate or modify this privilege at any time. Any request to change or terminate an Automatic Investment Plan should be submitted to the Transfer Agent by telephone at 1-800-261-6950 or 1-414-765-4124 or in written form five days prior to the effective date.

RETIREMENT PLANS

You may invest in the Fund under the following retirement plans:

     o     Coverdell Education Savings Account

     o     Traditional IRA

     o     Roth IRA

     o     SEP-IRA for sole proprietors, partnerships and corporations

     o     SIMPLE-IRA

     The Fund recommends that investors consult with a financial and/or tax advisor regarding IRAs before investing in the Fund. The current annual fee for an IRA is $15 (not to exceed $30 per SSN) and is outlined in our Individual Retirement Account Disclosure Statement and Custodial Account Agreement.

HOW TO SELL SHARES

You may sell (redeem) your Fund shares on any day the Fund and the NYSE are open for business either directly through the Fund or through your investment representative. Redemptions that are received no later than 4:00 P.M. Eastern time/1:00 P.M. Pacific time will be priced and processed as of the close of business on that day. Requests received after that time will be processed as of the close of business on the next business day.

HOW DO I SELL SHARES BY MAIL?

You may redeem your shares by sending a written request to the Transfer Agent. After your request is received in "good order," the Fund will redeem your shares at the next NAV. To be in "good order," redemption requests must include the following: (i) the name of the Fund account; (ii) the account number; (iii) the number of Fund shares or the dollar value of Fund shares to be redeemed; (iv) any signature guarantees that are required; and (v) any additional documents that might be required for redemptions by corporations, executors, administrators, trustees, guardians or other similar shareholders. In addition, please specify whether proceeds are to be sent by mail or by wire to the bank account that you have designated on your Account Application. To add wire instructions to an account at the time of the redemption, a signature guarantee is required. The letter should be signed by all shareholders whose names appear on the account registration. Corporate and institutional investors and fiduciaries should contact the Transfer Agent to ascertain what additional documentation is required. Please see the following section "When are signature guarantees required?"

HOW DO I SELL SHARES BY TELEPHONE?

Unless you have declined telephone privileges on your account, you may redeem all or some of your shares, up to a maximum of $100,000, by calling the Transfer Agent at 1-800-261-6950 or 1-414-765-4124 between 9:00 A.M. and 8:00 P.M.
Eastern time/6:00 A.M. and 5:00 P.M. Pacific time, on a day when the NYSE is open for trading. Redemption requests received no later than 4:00 P.M. Eastern time/1:00 P.M. Pacific time will be priced and processed as of the close of business on that day. Requests received after that time will be processed as of the close of business on the next business day. Telephone redemptions will not be accepted for retirement accounts.

     When you establish telephone privileges, you are authorizing the Fund and the Transfer Agent to act upon the telephone instructions of the person or persons you have designated in your Account Application. Redemption proceeds will be transferred to the bank account you have designated on your Account Application.

     Before acting on instructions received by telephone, the Fund and the Transfer Agent will use reasonable procedures to confirm that the telephone instructions are genuine. These procedures may include recording the telephone call and asking the caller for a form of personal identification. If the Fund and the Transfer Agent follow these reasonable procedures, they will not be liable for any loss, expense, or cost arising out of any telephone transaction request that is reasonably believed to be genuine. This includes any fraudulent or unauthorized request. The Fund may change, modify or terminate these privileges at any time upon written notice to shareholders. The Fund may suspend temporarily the redemption privilege in emergency situations or in cases where, in the judgment of the Fund, continuation of the privilege would be detrimental to the Fund and its shareholders. Such temporary suspension can be without prior notification to shareholders.

     You may request telephone redemption privileges after your account is opened by writing to the Transfer Agent at one of the addresses set forth under "How Do I Purchase Shares by Check?" above. Your written request for telephone privileges must include the Fund name and account number and must be signed by the registered owner(s) of the account. A signature guarantee may also be required. Please contact the Transfer Agent at 1-800-261-6950 before sending your instruction.

     You may have difficulties in making a telephone redemption during periods of abnormal market activity. If this occurs, you may make your redemption request in writing.

WHEN ARE SIGNATURE GUARANTEES REQUIRED?

To protect the Fund and its shareholders, a signature guarantee is required in the following situations:

     o     The redemption request includes a change of address;

     o The redemption proceeds are to be sent to a person other than the person in whose name the shares are registered;

     o The redemption proceeds are to be sent to an address other than the address of record;

     o A change of address request was received by the Transfer Agent within the last 30 days;

     o     Automated bank information is added or deleted on an account;

     o     Account ownership is changed;

     o     The redemption request is over $100,000.

     In addition to the situations described above, the Fund and/or the Transfer Agent may require a signature guarantee in other instances based on the circumstances relative to the particular situation.

     Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program ("STAMP"). A NOTARIZED SIGNATURE IS NOT AN ACCEPTABLE SUBSTITUTE FOR A SIGNATURE GUARANTEE.

     The Fund may waive the signature guarantee for employees and affiliates of the Manager, the Distributor (as defined below), the Administrator (as defined below) and family members of the foregoing.

WHEN WILL I RECEIVE MY REDEMPTION PROCEEDS?

Payment of your redemption proceeds will be made promptly, but not later than seven days after the receipt of your written request in proper form as discussed in this Prospectus. If you did not purchase your shares by wire, the Fund may delay payment of your redemption proceeds for up to 15 days from date of purchase or until your check has cleared, whichever occurs first.

     If you redeem by phone, payment will usually be made on the next business day. You may have a check sent to you at your address of record, proceeds may be wired to your predetermined bank account, or funds may be sent via electronic funds transfer through the Automated Clearing House (ACH) network to the pre-determined bank account. The minimum amount that may be wired is $1,000. You will be charged a wire transfer fee of $15. This fee will be deducted from your redemption proceeds and paid to the Transfer Agent to cover costs associated with the transfer. In addition, your bank may charge a fee for receiving wires. There is no charge to receive redemption proceeds via the ACH network, however credit may not be available for 2-3 business days.

     The Fund has the right to pay redemption proceeds to you in whole or in part by a distribution of securities from the Fund's portfolio. It is not expected that the Fund would do so except in unusual circumstances. If the Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash.

WHEN WILL I PAY A REDEMPTION FEE?

The Fund will assess a 1.50% fee on redemptions and exchanges of Fund shares purchased and held for less than 90 days. This fee will be paid to the Fund to help offset transactions costs. In determining the 90-day holding period, the Fund will use the "first-in, first-out" method. Under this method, the date of redemption or exchange will be compared with the earliest purchase date of shares held in your account. If those shares were held for less than 90 days, the fee will be assessed. This fee does not apply to: (i) any shares purchased through reinvested dividends or capital gains or (ii) shares held in 401(k), 403(b), 457, Keogh, profit sharing, SIMPLE IRA, SEP-IRA and money purchase pension retirement plan accounts. The redemption fee applies to Traditional IRAs and Roth IRAs.

CAN MY ACCOUNT BE INVOLUNTARILY REDEEMED?

The Fund may redeem the shares in your account if the value of your account is less than $2,500 for three months or longer as a result of redemptions you have made. This does not apply to retirement plan or Uniform Gifts or Transfers to Minors Act accounts. You will be notified that the value of your account is less than $2,500 before the Fund makes an involuntary redemption. You will then have 60 days in which to make an additional investment to bring the value of your account to at least $2,500 before the Fund takes any action.

HOW TO EXCHANGE SHARES

You may exchange shares of any Hennessy Fund for shares of any other Hennessy Fund any day the Funds and the NYSE are open for business. Exchange requests received no later than 4:00 P.M. Eastern time/1:00 P.M. Pacific time will be priced and processed as of the close of business on that day. Requests received after that time will be processed as of the close of business on the next business day. Prior to making an exchange into any other Hennessy Fund, you should obtain and carefully read that fund's prospectus, which may be obtained by calling 1-800-966-4354 or 1-415-899-1555. Please keep in mind each Hennessy Fund's minimum investment of $2,500 when determining the number of shares you want to exchange.

     You may also exchange shares of any Fund for shares of the First American Prime Obligations Fund, a money market mutual fund not affiliated with the Hennessy Funds or the Manager. The exchange privilege does not constitute an offering or recommendation on the part of the Funds or the Manager of an investment in the First American Prime Obligations Fund. Prior to making an exchange into the First American Prime Obligations Fund, you should obtain and carefully read that fund's prospectus, which may be obtained by calling 1-800-966-4354 or 1-415-899-1555. If you exchange your Fund shares into shares of the First American Prime Obligations Fund, you may establish checkwriting privileges on that money market account. Contact the Transfer Agent at 1-800-261-6950 or 1-414-765-4124 for a checkwriting application and signature card.

     The Funds reserve the right on notice to shareholders to limit the number of exchanges that can be made in any year to avoid excess Fund expenses. The Funds reserve the right to reject any exchange order. The Funds may modify or terminate the exchange privilege upon written notice to shareholders. Each Fund may suspend temporarily the exchange privilege in emergency situations or in cases where, in the judgment of the Fund, continuation of the privilege would be detrimental to the Fund and its shareholders. Such temporary suspension can be without prior notification to shareholders. Exchanges of Fund shares purchased and held for less than 90 days will be assessed a 1.50% fee (see "When Will I Pay a Redemption Fee" in the "How To Sell Shares" section above for more details). You may have a taxable gain or loss as a result of an exchange because the Internal Revenue Code treats an exchange as a sale of shares.

HOW DO I EXCHANGE SHARES BY MAIL?

You may exchange your Fund shares simply by sending a written request to the Transfer Agent. You should give the name of your Fund account, account number, the number of Fund shares or the dollar value of Fund shares to be exchanged, and the name of the other fund into which the exchange is being made. If you have an existing account with the other fund, you should also give the name and account number for that fund. The letter should be signed by all shareholders whose names appear on the account registration.

HOW DO I EXCHANGE SHARES BY TELEPHONE?

Unless you have declined telephone privileges on your Account Application, you may also exchange Fund shares by calling the Transfer Agent at 1-800-261-6950 or 1-414-765-4124 before the close of regular trading on the NYSE, which presently is 4:00 P.M. Eastern time/1:00 P.M. Pacific time. If you are exchanging shares by telephone, you will be subject to certain identification procedures, which are listed below under "How Do I Sell Shares by Telephone?". Telephone requests for exchanges will not be accepted with respect to shares represented by certificates.

SYSTEMATIC CASH WITHDRAWAL PROGRAM

As another convenience, you may redeem your Fund shares through the Systematic Cash Withdrawal Program. If you elect this method of redemption, the Fund will send you a check, or you may have the proceeds sent directly to your designated bank account via electronic funds transfer through the Automated Clearing House
(ACH) network. The minimum payment amount is $100. You may choose to receive a payment each month or calendar quarter. Your Fund account must have a value of at least $10,000 in order to participate in this program. The Systematic Cash Withdrawal Program may be terminated at any time by the Fund. You may also elect to terminate your participation in this program at any time by writing to the Transfer Agent five days prior to the next payment.

     A withdrawal involves a redemption of shares and may result in a gain or loss for federal income tax purposes. In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted.

DIVIDENDS, DISTRIBUTIONS & TAXES

The Fund will make distributions of dividends and capital gains, if any, annually, usually in November or December of each year.

     You have three distribution options:

     o Automatic Reinvestment Option - Both dividend and capital gains distributions will be reinvested in additional Fund shares.

     o Cash Dividend Option - Your dividends will be paid in cash and your capital gains distributions will be reinvested in additional Fund shares.

     o All Cash Option - Both dividend and capital gains distributions will be paid in cash.

     If you elect to receive distributions and or capital gains paid in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Funds reserve the right to reinvest the distribution check in your account, at the current NAV of the applicable fund, and to reinvest all subsequent distributions.

     You may make this election on the Account Application. You may change your election by writing to the Transfer Agent or by calling 1-800-261-6950 or 1-414-765-4124.

     The Fund's distributions, whether received in cash or additional shares of the Fund, may be subject to federal and state income tax. These distributions may be taxed as ordinary income, dividend income or capital gains (which may be taxed at different rates depending on the length of time the Fund holds the assets generating the capital gains).

     If you exchange or sell your Fund shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you exchange or sell, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transaction.

HOUSEHOLDING

To help keep the Hennessy Funds' costs as low as possible, we deliver a single copy of most financial reports and prospectuses to shareholders who share an address, even if the accounts are registered under different names. This process, known as "householding," does not apply to account statements. You may, of course, request an individual copy of a prospectus or financial report at any time. If you would like to receive separate mailings, please call the Transfer Agent at 1-800-261-6950 or 1-414-765-4124 and we will begin individual delivery within 30 days of your request. If your account is held through a financial institution or other intermediary, please contact them directly to request individual delivery.

PRIVACY POLICY

We collect the following non-public personal information about you:

     o information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth;

          and

     o information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payment history parties to transactions, cost basis information and other financial information.

     We do not disclose any non-public personal information about our current or former shareholders to nonaffiliated third parties, except as permitted by law. For example, we are permitted by law to disclose all of the information we collect, as described above, to our Transfer Agent to process your transactions. Furthermore, we restrict access to your non-public personal information to those persons who require such information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your non-public personal information.

     In the event that you hold shares of the Fund(s) through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with nonaffiliated third parties.

FUND SYMBOLS, CUSIPS AND
SEC FUND IDENTIFIERS

The Hennessy Large Cap Growth Fund has the following fund symbol, cusip and SEC fund identifiers:

                                                        SEC FUND IDENTIFIER
                                                        -------------------
FUND                             SYMBOL   CUSIP         SERIES        CLASS
----                             ------   -----         ------        -----
Hennessy Large Cap Growth Fund   ______   ___________   ___________   __________

                             Not part of prospectus.

TO LEARN MORE ABOUT THE HENNESSY LARGE CAP GROWTH FUND you may want to read the Fund's Statement of Additional Information (or "SAI"), which contains additional information about the Fund. The Fund has incorporated by reference the SAI into the Prospectus. This means that you should consider the contents of the SAI to be part of the Prospectus.

     You also may learn more about the Fund's investments by reading the Fund's annual and semi-annual reports to shareholders.

     The SAI and the annual and semi-annual reports are all available to shareholders and prospective investors, without charge, upon request, simply by calling 1-800-966-4354. The Fund also makes available the SAI and the annual and semi-annual reports, free of charge, on the Hennessy Funds' Internet website (http://www.hennessyfunds.com).

     Prospective investors and shareholders who have questions about the Fund may also call the above number or write to the following address:

          THE HENNESSY FUNDS
          7250 Redwood Blvd.
          Suite 200
          Novato, CA 94945

     The general public can review and copy information about the Fund (including the SAI) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. (Please call 1-202-551-8090 for information on the operations of the Public Reference Room.) Reports and other information about the Fund are also available on the EDGAR Database on the Securities and Exchange Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov., or by writing to:

          PUBLIC REFERENCE SECTION
          Securities and Exchange Commission
          Washington, D.C. 20549-0102

     When seeking information about the Fund from the Securities and Exchange Commission please refer to the Hennessy Funds Trust's Investment Company Act File No. 811-07168.

        Investment Company Act File No. 811-07168 (Hennessy Funds Trust)

                              (HENNESSY FUNDS LOGO)
                          FORMULAS FOR SMART INVESTING

                              WWW.HENNESSYFUNDS.COM

                                FOR INFORMATION,
                            QUESTIONS OR ASSISTANCE,
                                   PLEASE CALL
                               THE HENNESSY FUNDS

                                1-800-966-4354 or
                                 1-415-899-1555

HENNESSY LARGE CAP GROWTH FUND

INVESTMENT ADVISOR
Hennessy Advisors, Inc.
7250 Redwood Blvd.
Suite 200
Novato, California 94945

ADMINISTRATOR, TRANSFER AGENT,
DIVIDEND PAYING AGENT & SHAREHOLDER SERVICING AGENT
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

CUSTODIAN
U.S. Bank, N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP
303 East Wacker Drive
Chicago, Illinois 60601

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

TRUSTEES
Neil J. Hennessy
Robert T. Doyle
J. Dennis DeSousa
Gerald P. Richardson

LEGAL COUNSEL
Foley & Lardner LLP
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202-5306

HENNESSY FUNDS TRUST                              Hennessy Large Cap Growth Fund
7250 Redwood Blvd.                                (the "Fund")
Suite 200
Novato, California  94945
Telephone:      1-800-966-4354
                1-415-899-1555

                       STATEMENT OF ADDITIONAL INFORMATION
                          DATED ____________ ____, 2007


This Statement of Additional Information (this "SAI") is not a prospectus and should be read in conjunction with the current Prospectus of the Fund (the "Fund Prospectus"), dated ___________ ____, 2007. A copy of the Fund Prospectus may be obtained by calling or writing to the Fund at the telephone number or address shown above.

A copy of the Fund's Annual Report, when available, may be obtained, without charge, by calling the toll-free telephone number shown above.

                                TABLE OF CONTENTS


FUND HISTORY AND CLASSIFICATION................................................3
INVESTMENT RESTRICTIONS........................................................3
INVESTMENT CONSIDERATIONS......................................................5
TRUSTEES AND OFFICERS..........................................................8
OWNERSHIP OF MANAGEMENT AND PRINCIPAL SHAREHOLDERS............................14
MANAGEMENT OF THE FUND........................................................14
PORTFOLIO TRANSACTIONS........................................................19
DISCLOSURE OF PORTFOLIO HOLDINGS..............................................20
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION................................21
VALUATION OF SHARES...........................................................22
ADDITIONAL INFORMATION ABOUT DISTRIBUTIONS AND TAXES..........................22
DESCRIPTION OF SECURITIES RATINGS.............................................23
ANTI-MONEY LAUNDERING PROGRAM.................................................25
OTHER INFORMATION.............................................................25

                         FUND HISTORY AND CLASSIFICATION

                  The Hennessy Large Cap Growth Fund is organized as a separate investment portfolio or series of Hennessy Funds Trust ("HFT"), a Delaware statutory trust, that was organized on September 17, 1992. Prior to July 1, 2005, both HFT and its other investment portfolio or series, the Hennessy Cornerstone Growth Fund, Series II ("Hennessy Cornerstone Growth Fund II"), were known as "The Henlopen Fund." HFT is an open-end, management investment company registered under the Investment Company Act of 1940 ("1940 Act"). The Hennessy Large Cap Growth Fund and the Hennessy Cornerstone Growth Fund II are each a diversified portfolio.

                             INVESTMENT RESTRICTIONS

                  FUNDAMENTAL POLICIES. The investment restrictions set forth below are fundamental policies of the Fund, which cannot be changed without the approval of the holders of the lesser of (i) 67% or more of the Fund's shares present or represented at a meeting of shareholders at which holders of more than 50% of the Fund's outstanding shares are present or represented or (ii) more than 50% of the outstanding shares of the Fund. Unless otherwise indicated, all percentage limitations apply only at the time an investment is made. A later increase or decrease in percentage resulting from changes in values or net assets will not be deemed to be an investment that is contrary to these restrictions, except for the policies regarding borrowing and illiquid securities or as otherwise noted.

                  (1) The Fund will not make an investment in any one industry if the investment would cause the aggregate value of the Fund's investment in such industry to equal or exceed 25% of the Fund's total assets, except that this policy does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government Securities"), certificates of deposit and bankers' acceptances.

                  (2) The Fund will not purchase securities of any one issuer (except U.S. Government Securities), if as a result at the time of purchase more than 5% of the Fund's total assets would be invested in such issuer, or the Fund would own or hold 10% or more of the outstanding voting securities of that issuer, except that 25% of the total assets of the Fund may be invested without regard to this restriction.

                  (3) The Fund will not purchase securities on margin (except for short-term credit necessary for clearance of Fund transactions), or write put or call options, except that the Fund may use options or futures strategies and may make margin deposits in connection with its use of options, futures contracts and options on futures contracts.

                  (4) The Fund will not purchase commodities or commodity contracts, except to the extent described in the Fund Prospectus and this SAI with respect to futures and related options.

                  (5) The Fund will not underwrite securities of other issuers except insofar as the Fund technically may be deemed to be an underwriter under the Securities Act of 1933, as amended ("1933 Act"), in selling portfolio securities.

                  (6) The Fund will not purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may invest in securities secured by real estate or interests therein or issued by companies that invest in real estate or interests therein.

                  (7) Except as otherwise set forth below, the Fund will not make loans, provided that for purposes of this restriction, the acquisition of bonds, debentures or other corporate debt securities and investments in government obligations, short-term commercial paper and commercial paper master notes, certificates of deposit, bankers' acceptances and other fixed income securities as described in the Fund Prospectus and this SAI shall not be deemed to be the making of a loan. The Fund may enter into repurchase agreements and may make loans of Fund securities, provided that entering into repurchase agreements and lending of Fund securities may be made only in accordance with applicable law, the Fund Prospectus and this SAI, as they may be amended from time to time.

                  (8) The Fund will not borrow money or issue senior securities, except that the Fund may borrow an amount up to 33-1/3% of its total assets from banks for extraordinary or emergency purposes such as meeting anticipated redemptions, and may pledge its assets in connection with such borrowing. The Fund may not pledge its assets other than to secure such borrowings or, to the extent permitted by the Fund's investment policies as set forth in the Fund Prospectus and this SAI, as they may be amended from time to time, in connection with hedging transactions, short-sales, when-issued and forward commitment transactions and similar investment strategies. For purposes of this restriction, the deposit of initial or maintenance margin in connection with futures contracts will not be deemed to be a pledge of the assets of the Fund.

                  OTHER INVESTMENT RESTRICTIONS. The following investment restrictions (or operating policies) may be changed with respect to the Fund by the Board of Trustees without shareholder approval.

                  (1) The Fund will not invest in illiquid securities if at the time of acquisition more than 15% of its net assets would be invested in such securities. "Illiquid securities" are securities that cannot be readily resold because of legal or contractual restrictions or that cannot otherwise be marketed, redeemed or put to the issuer or a third party, that do not mature within seven days, or that the Manager (as defined in "MANAGEMENT OF THE FUND," below), in accordance with guidelines approved by the Board of Trustees, has not determined to be liquid and includes, among other things, repurchase agreements maturing in more than seven days. Securities purchased in accordance with Rule 144A under the 1933 Act and determined to be liquid by the Board of Trustees are not subject to the limitations set forth in this investment restriction.

                  (2) In accordance with the requirements of Rule 35d-1 under the 1940 Act, it is a non-fundamental policy of the Fund to normally invest at least 80% of the value of its net assets in the particular type of investment suggested by the Fund's name. If the Trust's Board of Trustees determines to change this non-fundamental policy for the Fund, the Fund will provide 60 days prior notice to the shareholders before implementing the change of policy. Any such notice will be provided in plain English in a separate written document containing the following prominent statement in bold-face type: "Important Notice Regarding Change in Investment Policy." If the notice is included with other communications to shareholders, the aforementioned statement will also be included on the envelope in which the notice is delivered.

                  (3) The Fund will not purchase the securities of other investment companies except to the extent such purchases are permitted by applicable law.

                  (4) The Fund will not acquire or retain any security issued by a company, an officer or director (or trustee) of which is an officer or director (or trustee) of the Hennessy Funds (as defined below) or an officer, director (or trustee) or other affiliated person of the Manager.

                  (5) The Fund will not make investments for the purpose of exercising control or management of any company.

                  (6) The Fund will not make short sales of securities or maintain a short position, except to the extent permitted by applicable law.

                  (7) The Fund will not write, purchase or sell puts, call straddles, spreads or combinations thereof, except to the extent permitted in the Fund Prospectus and this SAI, as they may be amended from time to time.

                            INVESTMENT CONSIDERATIONS

                  The Fund's Prospectus describes the principal investment strategies and risks of the Fund. This section expands upon that discussion and also describes non-principal investment strategies and risks of the Fund.

                  ILLIQUID SECURITIES. The Fund may invest up to 15% of its net assets in illiquid securities, although it is not expected that the Fund will invest in illiquid securities.

                  Restricted securities may be sold only in privately negotiated transactions or in public offerings with respect to which a registration statement is in effect under the 1933 Act. Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell.

                  In recent years, a large institutional market has developed for certain securities that are not registered under the 1933 Act, including securities sold in private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

                  Rule 144A under the 1933 Act establishes a safe harbor from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities that might develop as a result of Rule 144A could provide both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets might include automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified buyers interested in purchasing Rule 144A eligible restricted securities held by the Fund, however, could affect adversely the marketability of securities of the Fund and the Fund might be unable to dispose of such securities promptly or at favorable prices.

                  The Board of Trustees has delegated the function of making day-to-day determinations of liquidity to the Manager pursuant to guidelines approved by the Board. The Manager takes into account a number of factors in reaching liquidity decisions, including, but not limited to, (i) the frequency of trades for the security; (ii) the number of dealers that make quotes for the security; (iii) the number of dealers that have undertaken to make a market in the security; (iv) the number of other potential purchasers; and (v) the nature of the security and how trading is effected (e.g., the time needed to sell the security, how bids are solicited and the mechanics of transfer). The Manager monitors the liquidity of restricted securities in the Fund and reports periodically on such decisions to the Board of Trustees.

                  REPURCHASE AGREEMENTS. The Fund may enter into a repurchase agreement through which an investor (such as the Fund) repurchases a security (known as the "underlying security") from a well-established securities dealer or bank that is a member of the Federal Reserve System. Any such dealer or bank will be on the Fund's approved list. The Fund intends to enter into repurchase agreements only with banks and dealers in transactions believed by the Manager to present minimum credit risks in accordance with guidelines established by the Fund's Board of Trustees. The Manager will review and monitor the creditworthiness of those institutions under the Board's general supervision.

                  At the time of entering into the repurchase agreement, the bank or securities dealer agrees to repurchase the underlying security at the same price, plus specified interest. Repurchase agreements are generally for a short period of time, often less than a week. Repurchase agreements that do not provide for payment within seven days will be treated as illiquid securities. The Fund will only enter into repurchase agreements where (i) the underlying securities are of the type (excluding maturity limitations) which the Fund's investment guidelines would allow it to purchase directly; (ii) the market value of the underlying security will at all times be equal to at least 102% of the value of the repurchase agreement; and (iii) payment for the underlying security is made only upon physical delivery or evidence of book-entry transfer to the account of the Fund's custodian or a bank acting as agent. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying security and losses, including (1) possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto; (2) possible subnormal levels of income and lack of access to income during this period; and
(3) expenses of enforcing its rights.

                  LENDING OF FUND SECURITIES. In accordance with applicable law, the Fund, to earn additional income, may lend portfolio securities (representing not more than 33-1/3% of its total assets) to banks, broker-dealers or financial institutions that the Manager deems qualified, but only when the borrower maintains with the Fund's custodian bank collateral either in cash or money market instruments in an amount equal to at least 102% of the market value of the securities loaned, determined on a daily basis and adjusted accordingly. There may be risks of delay in recovery of the securities and capital or even loss of rights in the collateral should the borrower of the securities default on its obligation to return borrowed securities because of insolvency or otherwise. However, loans will only be made to borrowers deemed by the Manager to be of good standing and when, in the judgment of the Manager, the consideration that can be earned currently from such securities loans justifies the attendant risk. All relevant facts and circumstances, including the creditworthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Board of Trustees. During the period of the loan the Manager will monitor all relevant facts and circumstances, including the creditworthiness of the borrower. The Fund will retain authority to terminate any loan at any time. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or money market instruments held as collateral to the borrower or placing broker. The Fund will receive reasonable interest on the loan or a flat fee from the borrower and amounts equivalent to any dividends, interest or other distributions on the securities loaned. The Fund will retain record ownership of loaned securities to exercise beneficial rights, such as voting and subscription rights and rights to dividends, interest or other distributions, when regaining such rights is considered to be in the Fund's interest.

                  CASH AND SHORT-TERM SECURITIES. The Fund may temporarily invest a portion of its total assets in cash or liquid short-term securities pending investment of such assets in securities in accordance with the Fund's investment strategy, or to pay expenses or meet redemption requests. The Manager generally will not use investments in cash and short-term securities for temporary defensive purposes.

                  Short-term securities in which the Fund may invest include certificates of deposit, commercial paper or commercial paper master notes rated, at the time of purchase, A-1 or A-2 by Standard & Poor's Corporation ("Standard & Poor's") or Prime-1 or Prime-2 by Moody's Investors Service, Inc. ("Moody's"), U.S. Government Securities, repurchase agreements involving such securities and shares of money market mutual funds. Commercial paper master notes are demand instruments without a fixed maturity bearing interest at rates that are fixed to known lending rates and automatically adjusted when such lending rates change.

                  With respect to money market mutual funds, in addition to the advisory fees and other expenses the Fund bears directly in connection with their own operations, as a shareholder of another investment company, the Fund would bear its pro rata portion of the other investment company's advisory fees and other expenses, and such fees and other expenses will be borne indirectly by the Fund's shareholders.

                  The Manager does not expect assets invested in cash or liquid short-term securities to exceed 5% of the Fund's total assets at any time.

                  BORROWING. The Fund may borrow money from banks for extraordinary or emergency purposes such as meeting anticipated redemptions, and may pledge assets in connection with such borrowing. The Fund may borrow for such purposes in an amount up to 33% of its total assets. The borrowing policy is a fundamental policy of the Fund, which cannot be changed with respect to the Fund without shareholder approval as described in "INVESTMENT RESTRICTIONS" above.

                              TRUSTEES AND OFFICERS

                  The business and affairs of the Fund are managed by its Officers under the direction of HFT's Board of Trustees. The name, age, address, principal occupation(s) during the past five years, and other information with respect to each of the Trustees and Officers of HFT are set forth below. The Fund, the Hennessy Cornerstone Growth Fund, the Hennessy Cornerstone Growth Fund II, the Hennessy Focus 30 Fund, the Hennessy Cornerstone Value Fund, the Hennessy Total Return Fund and the Hennessy Balanced Fund are the only funds in the fund complex. The Hennessy Cornerstone Growth Fund, the Hennessy Focus 30 Fund and the Hennessy Cornerstone Value Fund are organized as separate investment portfolios or series of Hennessy Mutual Funds, Inc. ("HMFI"), a Maryland corporation. The Hennessy Total Return Fund and the Hennessy Balanced Fund are organized as separate investment portfolios or series of Hennessy Funds, Inc. ("HFI," and together with HFT and HMFI, the "Hennessy Funds"), a Maryland corporation.

                                                                                                                     Other
                            Position(s)   Term of Office                                        Number of Portfolios Directorships
                            Held with     and Length of      Principal Occupation(s) During     in the Fund Complex  Held by
                            the Fund      Time Served        Past 5 Years                       Overseen by Trustee  Trustee
                            --------      -----------        ------------------------------     -------------------  -------
"Disinterested Trustees"
J. Dennis DeSousa           Trustee       Indefinite, until  Currently a real estate investor.            7            None.
Age: 70                                   successor elected
Address:
c/o Hennessy Advisors, Inc.               Served since
7250 Redwood Blvd.                        January 1996 HMFI
Suite 200                                 and HFI; and 1
Novato, CA  94945                         year HFT

Robert T. Doyle             Trustee       Indefinite, until  Currently the Sheriff of Marin               7            None.
Age:  59                                  successor elected  County, California (since 1996)
Address:                                                     and has been employed in the Marin
c/o Hennessy Advisors, Inc.               Served since       County Sheriff's Office in various
7250 Redwood Blvd.                        January 1996 HMFI  capacities since 1969.
Suite 200                                 and HFI; and 1
Novato, CA  94945                         year HFT

Gerald P. Richardson        Trustee       Indefinite, until  Chief Executive Officer and owner            7            None.
Age:  60                                  successor elected  of ORBIS Payment Services since
Address:                                                     January 2001.  In 2000, Mr.
c/o Hennessy Advisors, Inc.               Served since May   Richardson was an independent
7250 Redwood Blvd.                        2004 HMFI and HFI; consultant.
Suite 200                                 and 1 year HFT
Novato, CA  94945

                                                                                                                     Other
                            Position(s)   Term of Office                                        Number of Portfolios Directorships
                            Held with     and Length of      Principal Occupation(s) During     in the Fund Complex  Held by
                            the Fund      Time Served        Past 5 Years                       Overseen by Trustee  Trustee
                            --------      -----------        ------------------------------     -------------------  -------
"Interested Persons" (as defined in the 1940 Act)
Neil J. Hennessy(1)         Trustee and   Director/Trustee:  President, Chairman, CEO and Portfolio       7            Director of
Age:  51                    President     Indefinite, until  Manager of Hennessy Advisors, Inc.,                       Hennessy
Address:                                  successor elected  the Hennessy Funds'  investment adviser,                  Advisors,
c/o Hennessy Advisors, Inc.                                  since 1989; President of HMFI and                         Inc.
7250 Redwood Blvd.                        Served since       HFI since 1996, and President of HFT
Suite 200                                 January 1996 HMFI  since 2005.
Novato, CA  94945                         and HFI; and 1
                                          year HFT

                                          Officer:
                                          1 year term

                                          Served since
                                          January 1996 HMFI
                                          and HFI; and
                                          1 year HFT

Frank Ingarra, Jr. (1)      Assistant     1 year term        Assistant Portfolio Manager for              N/A          None.
Age:  35                    Portfolio                        Hennessy Advisors, Inc., the Hennessy
Address:                    Manager and   3 years HMFI and   Funds' investment adviser, from March
c/o Hennessy Advisors, Inc. Vice          HFI; and 1 year    2002 to the present; from August 2000
7250 Redwood Blvd.          President     HFT                through March 2002, Mr. Ingarra was
Suite 200                                                    the Head Trader for Hennessy Advisors,
Novato, CA  94945                                            Inc.; and from August 2002 to the present,
                                                             Mr. Ingarra has been a Vice President
                                                             of the Hennessy Funds.

---------------

(1) All Officers of the Hennessy Funds and employees of the Manager are interested persons (as defined in the 1940 Act) of the Hennessy Funds.

                                                                                                                     Other
                            Position(s)   Term of Office                                        Number of Portfolios Directorships
                            Held with     and Length of      Principal Occupation(s) During     in the Fund Complex  Held by
                            the Fund      Time Served        Past 5 Years                       Overseen by Trustee  Trustee
                            --------      -----------        ------------------------------     -------------------  -------
"Interested Persons" (as defined in the 1940 Act)

Harry F. Thomas(1)          Chief         1 year term        Chief Compliance Officer for Hennessy        N/A          None.
Age:  60                    Compliance                       Advisors, Inc., the Hennessy Funds'
Address:                    Officer       2 years HFMI and   investment adviser, since 2004;
c/o Hennessy Advisors, Inc.               HFI; and 1 year    retired business executive from
7250 Redwood Blvd.                        HFT                2001 through 2004; and director of
Suite 200                                                    the Hennessy Funds from 2000 to May
Novato, CA  94945                                            2004.

Ana Miner(1)                Vice          1 year term        Has been employed by Hennessy Advisors,      N/A          None.
Age:  48                    President                        Inc., the Hennessy Funds' investment
Address:                    of Operations 7 years HFMI and   adviser, since 1998.
c/o Hennessy Advisors, Inc.               HFI; and 1 year
7250 Redwood Blvd.                        HFT
Suite 200
Novato, CA  94945

Teresa M. Nilsen(1)         Executive     1 year term        Currently Executive Vice President,          N/A          Director of
Age:  41                    Vice                             Chief Financial Officer and Secretary                     Hennessy
Address:                    President and 9 years HFMI and   of Hennessy Advisors, Inc., the                           Advisors,
c/o Hennessy Advisors, Inc. Treasurer     HFI; and 1 year    Hennessy Funds' investment adviser;                       Inc.
7250 Redwood Blvd.                        HFT                Ms. Nilsen has been the corporate
Suite 200                                                    secretary and a financial officer of
Novato, CA  94945                                            Hennessy Advisors, Inc. since 1989;
                                                             Ms. Nilsen has been an officer of the
                                                             Hennessy Funds since 1996, currently
                                                             she is Executive Vice President and
                                                             Treasurer.

Daniel B. Steadman(1)       Executive     1 year term        Executive Vice President of Hennessy            N/A       Director of
Age:  51                    Vice                             Advisors, Inc., the Hennessy Funds'                       Hennessy
Address:                    President and 6 years HFMI and   investment adviser, from 2000 to the                      Advisors,
c/o Hennessy Advisors, Inc. Secretary     HFI; and 1 year    present; Mr. Steadman has been                            Inc.
7250 Redwood Blvd.                        HFT                Executive Vice President and Secretary
Suite 200                                                    of the Hennessy Funds since 2000.
Novato, CA  94945

---------------

(1) All Officers of the Hennessy Funds and employees of the Manager are interested persons (as defined in the 1940 Act) of the Hennessy Funds.

                                                                                                                     Other
                            Position(s)   Term of Office                                        Number of Portfolios Directorships
                            Held with     and Length of      Principal Occupation(s) During     in the Fund Complex  Held by
                            the Fund      Time Served        Past 5 Years                       Overseen by Trustee  Trustee
                            --------      -----------        ------------------------------     -------------------  -------
Tania A. Kelley(1)          Vice          1 year term        Has been employed by Hennessy                N/A          None.
Age: 40                     President                        Advisors, Inc., the Hennessy Funds'
Address:                    of Marketing  2 years HFMI and   investment adviser, since October
c/o Hennessy Advisors, Inc.               HFI; and 1 year    2003; Director of Sales and
7250 Redwood Blvd.                        HFT                Marketing for Comcast from 2002
Suite 200                                                    through 2003.
Novato, CA  94945

Brian Peery(1)              Vice          1 year term        Has been employed by Hennessy                N/A          None.
Age: 36                     President                        Advisors, Inc., the Hennessy Funds'
Address:                    of Sales      3 years HFMI and   investment adviser, since June 2002;
c/o Hennessy Advisors, Inc.               HFI; and 1 year    Vice President of Institutional Sales
7250 Redwood Blvd.                        HFT                and Senior Analyst with Brad Peery
Suite 200                                                    Inc. from June 2000 to June 2002;
Novato, CA  94945                                            from 1996 to 2002, Mr. Peery worked
                                                             for Haywood Securities where has was
                                                             a Vice President.

---------------

(1) All Officers of the Hennessy Funds and employees of the Manager are interested persons (as defined in the 1940 Act) of the Hennessy Funds.

                  Pursuant to the terms of the Management Agreement (as defined below) with HFT, the Manager, on behalf of the Fund, pays the compensation of all Officers and Trustees who are affiliated persons of the Manager.

                  HFT pays Trustees who are not interested persons of the Hennessy Funds (each, a "Disinterested Trustee") fees for serving as Trustees. Specifically, HFT pays each Disinterested Trustee a $750 fee per fund (namely, $750 for the Fund and $750 for the Hennessy Cornerstone Growth Fund II, for an aggregate of $1,500) for each meeting of the Board of Trustees attended. HFT may also reimburse Trustees for travel expenses incurred in order to attend meetings of the Board of Trustees.

                  The table below sets forth the compensation paid by HFT to each of the current Trustees of HFT for services as Trustees for the twelve months ended October 31, 2006:


                               COMPENSATION TABLE



                                                                Pension or                               Total
                                                                Retirement          Estimated         Compensation
                                          Aggregate          Benefits Accrued        Annual           from HFT and
               Name                      Compensation           as Part of        Benefits Upon     Fund Complex (1)
             of Person                     from HFT           Fund Expenses        Retirement       Paid to Trustees
             ---------                     --------           -------------        ----------       ----------------

"Disinterested Trustees"

J. Dennis DeSousa                           $ 3,750                  $0               $0                $ 20,000

Robert T. Doyle                             $ 3,750                  $0               $0                $ 20,000

Gerald P. Richardson                        $ 3,750                  $0               $0                $ 20,000

"Interested Persons" (as defined in the 1940 Act)

Neil J. Hennessy                                 $0                  $0               $0                      $0

------------------------------------

(1) The Fund, the Hennessy Cornerstone Growth Fund, the Hennessy Cornerstone Growth Fund II, the Hennessy Focus 30 Fund, the Hennessy Cornerstone Value Fund, the Hennessy Total Return Fund and the Hennessy Balanced Fund are the only funds in the fund complex.

                  Because the Manager and the Administrator (as defined in "MANAGEMENT OF THE FUND," below) perform substantially all of the services necessary for the operation of the Fund, the Fund requires no employees. No officer, director or employee of the Manager or the Administrator receives any compensation from the Fund for acting as a Trustee or Officer.

               OWNERSHIP OF MANAGEMENT AND PRINCIPAL SHAREHOLDERS

                  The Fund is newly organized and as of the date of this Statement of Additional Information no shares of the Fund have been issued.

                  The following table sets forth the dollar range of equity securities beneficially owned by each Trustee in the Hennessy Funds (other than the Fund) as of December 31, 2006 (the Fund is newly organized and as of the date of this Statement of Additional Information no shares of the Fund have been issued):


                                                                                                                         Aggregate
                                                                                                                       Dollar Range
                                                                                                                         of Equity
                                                                                                                       Securities in
                                                                                                                      All Registered
                                                                                                                        Investment
                       Dollar Range    Dollar Range                    Dollar Range                       Dollar        Companies
                         of Equity       of Equity     Dollar Range      of Equity     Dollar Range      Range of      Overseen by
                       Securities in   Securities in     of Equity     Securities in     of Equity        Equity       Trustee in
                            the             the        Securities in        the        Securities in    Securities        Family of
       Name of          Cornerstone     Cornerstone         the        Cornerstone       the Total        in the        Investment
       Trustee          Growth Fund   Growth Fund II   Focus 30 Fund    Value Fund      Return Fund    Balanced Fund   Companies(1)
       -------          -----------   --------------   -------------    ----------      -----------    -------------   ---------

"Disinterested Trustees"

J. Dennis DeSousa         $10,001-     $1-10,000         $10,001-        $10,001-        $1-10,000       $50,001-         Over
                           50,000                         50,000          50,000                         100,000        $100,000

Robert T. Doyle            None          None              None            None          $10,001-          None         $10,001-
                                                                                          50,000                          50,000
Gerald P. Richardson      $10,001-     $10,001-          $50,001-        $10,001-        $1-10,000       $1-10,000        Over
                           50,000       50,000           100,000          50,000                                        $100,000

"Interested Persons" (as defined in the 1940 Act)

Neil J. Hennessy          $10,001-     $10,001-          $10,001-        $10,001-        $10,001-        $10,001-         Over
                           50,000       50,000            50,000          50,000          50,000          50,000        $100,000

------------------------------

(1) The Fund, the Hennessy Cornerstone Growth Fund, the Hennessy Cornerstone Growth Fund II, the Hennessy Focus 30 Fund, the Hennessy Cornerstone Value Fund, the Hennessy Total Return Fund and the Hennessy Balanced Fund are the only funds in the fund complex.

                  None of the Trustees who are Disinterested Trustees, or any members of their immediate family, own shares of the Manager or companies, other than registered investment companies, controlled by or under common control with the Manager.

                             MANAGEMENT OF THE FUND

                  THE MANAGER. The investment adviser to the Fund is Hennessy Advisors, Inc. (the "Manager"). The Manager acts as the investment manager of the Fund pursuant to a management agreement with HFT, as amended (the "Management Agreement"). The Manager furnishes continuous investment advisory services and management to the Fund. The Manager is controlled by Neil J. Hennessy, who currently owns 31.54% of the outstanding voting securities of the Manager.

                  Under the Management Agreement, the Manager is entitled to an investment advisory fee, computed daily and payable monthly, at the annual rate of 0.74% of the Fund's average daily net assets.

                  Pursuant to the Management Agreement, the Manager is responsible for investment management of the Fund's portfolio, subject to general oversight by the Board of Trustees, and provides the Fund with office space. In addition, the Manager is obligated to keep certain books and records of the Fund. In connection therewith, the Manager furnishes the Fund with those ordinary clerical and bookkeeping services that are not being furnished by the Fund's custodian, administrator or transfer agent.

                  Under the terms of the Management Agreement, the Fund bears all expenses incurred in its operation that are not specifically assumed by the Manager, the Administrator or the Distributor (as defined below). General expenses of the Fund not readily identifiable as belonging to the Fund are allocated among the Hennessy Funds by or under the direction of the Board of Trustees in such manner as the Board determines to be fair and equitable. Expenses borne by the Fund include, but are not limited to, the following (or the Fund's allocated share of the following): (i) the cost (including brokerage commissions, if any) of securities purchased or sold by the Fund and any losses incurred in connection therewith; (ii) investment management fees; (iii) organizational expenses; (iv) filing fees and expenses relating to the registration and qualification of HFT or the shares of the Fund under federal or state securities laws and maintenance of such registrations and qualifications;
(v) fees and expenses payable to Disinterested Trustees; (vi) taxes (including any income or franchise taxes) and governmental fees; (vii) costs of any liability, trustees' and officers' insurance and fidelity bonds; (viii) legal, accounting and auditing expenses; (ix) charges of custodian, transfer agent and other agents; (x) expenses of setting in type and providing a camera-ready copy of the Fund Prospectus and supplements thereto, expenses of setting in type and printing or otherwise reproducing statements of additional information and supplements thereto and reports and proxy materials for existing shareholders;
(xi) any extraordinary expenses (including fees and disbursements of counsel) incurred by HFT or the Fund; (xii) fees, voluntary assessments and other expenses incurred in connection with membership in investment company organizations; and (xiii) costs of meetings of shareholders. The Manager may voluntarily waive its management fee or subsidize other Fund expenses. This may have the effect of increasing the Fund's return.

                  Under the Management Agreement, the Manager will not be liable for any error of judgment or mistake of law or for any loss suffered by HFT or the Fund in connection with the performance of the Management Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Manager in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

                  The Management Agreement continues from year to year as long as such continuance is specifically approved at least annually in accordance with the requirements of the 1940 Act. The Management Agreement provides that it will terminate in the event of its assignment (as defined in the 1940 Act). The Management Agreement may be terminated by HFT with respect to the Fund or by the Manager upon 60 days' prior written notice.

                  The Fund is newly organized and as of the date of this Statement of Additional Information has not paid any fees to the Manager under the Management Agreement.

                  The Fund has entered into a Servicing Agreement with the Manager (the "Servicing Agreement"). Pursuant to the Servicing Agreement, the Manager will provide administrative support services to the Fund consisting of:

     o maintaining an "800" number that current shareholders may call to ask questions about the Fund or their account(s) with the Fund;

     o    assisting shareholders in processing exchange and redemption requests;

     o    assisting   shareholders  in  changing   dividend   options,   account
          designations and addresses;

     o    responding generally to questions of shareholders; and

     o    providing such other similar services as the Fund may request.

                  For such services, the Fund pays an annual fee to the Manager equal to 0.10% of its average daily net assets.

                  The Fund is newly organized and as of the date of this Statement of Additional Information has not paid any fees to the Manager under the Servicing Agreement.

                  The Servicing Agreement may be terminated by either party thereto upon sixty days' written notice to the other party, and will be terminated if its continuance is not approved with respect to the Fund at least annually by a majority of those Trustees who are not parties thereto or "interested persons" (as defined in the 1940 Act) of any such party.

                  THE PORTFOLIO MANAGER. The Manager is the sole investment adviser to the Fund. The portfolio manager to the Fund may have responsibility for the day-to-day management of accounts other than the Fund. Information regarding these other accounts is set forth below. The number of accounts and assets is shown as of May 31, 2006.





                            Number of Other Accounts Managed and Total Assets      Number of Accounts and Total Assets for Which
                                             by Account Type                             Advisory Fee is Performance-Based
                            Registered         Other Pooled                     Registered      Other Pooled
                            Investment         Investment       Other Accounts  Investment      Investment          Other Accounts
                            Companies          Vehicles                         Companies       Vehicles

Name of Portfolio Manager
Neil J. Hennessy                    6                 1               0               0                 0                  0

                              $1.91 billion          $ 0             $ 0             $ 0               $ 0                $ 0


                  The portfolio manager is often responsible for managing other accounts. The Manager typically assigns accounts with similar investment strategies to the portfolio manager to mitigate the potentially conflicting investment strategies of accounts. Other than potential conflicts between investment strategies, the side-by-side management of the Fund and other accounts may raise potential conflicts of interest due to the interest held by the Manager or one of its affiliates in an account and certain trading practices used by the portfolio manager (for example, cross trades between the Fund and another account and allocation of aggregated trades). The Manager has developed policies and procedures reasonably designed to mitigate those conflicts. In particular, the Manager has adopted policies limiting the ability of portfolio managers to cross securities between the Hennessy Funds and policies designed to ensure the fair allocation of securities purchased on an aggregated basis.


                  The portfolio manager is compensated in various forms. The following table outlines the forms of compensation paid to the portfolio manager as of May 31, 2006.


                                                             Method Used to Determine Compensation  (Including Any
Form of Compensation            Source of Compensation       Differences in Method Between Account Types)
--------------------            ----------------------       --------------------------------------------
Salary                          Hennessy Advisors, Inc.      The board of directors of Hennessy Advisors, Inc.
                                                             determines Neil J. Hennessy's salary on an annual basis,
                                                             and it is a fixed amount throughout the year. It is not
                                                             based on the performance of the Fund or on the
                                                             value of the assets held in the Fund's portfolios.

Performance Bonus               Hennessy Advisors, Inc.      The board of directors grants to Neil J. Hennessy an
                                                             annual performance bonus equal to 10% of the pre-tax
                                                             profit of Hennessy Advisors, Inc., as computed for
                                                             financial reporting purposes in accordance with
                                                             generally accepted accounting principles.



                  The following table sets forth the dollar range of equity securities of each of the Hennessy Funds (other than the Fund) beneficially owned by the portfolio manager as of December 31, 2006 (the Fund is newly organized and as of the date of this Statement of Additional Information no shares of the Fund have been issued):




                 Dollar Range of    Dollar Range of                         Dollar Range of
                     Equity        Equity Securities    Dollar Range of         Equity         Dollar Range of     Dollar Range of
       Name       Securities in          in the        Equity Securities     Securities in    Equity Securities   Equity Securities
   of Portfolio  the Cornerstone      Cornerstone        in the Focus      the Cornerstone       in the Total      in the Balanced
      Manager      Growth Fund       Growth Fund II         30 Fund           Value Fund         Return Fund             Fund
      -------      -----------       --------------         -------           ----------         -----------             ----

Neil J. Hennessy    $10,001-$50,000   $10,001-$50,000       $10,001-$50,000   $10,001-$50,000    $10,001-$50,000   $100,001-$500,000


                  THE ADMINISTRATOR. U.S. Bancorp Fund Services, LLC (the "Administrator"), 615 East Michigan Street, Milwaukee, Wisconsin 53202, provides administration services to the Fund pursuant to a Fund Administration Servicing Agreement with HFT (the "Administration Agreement"). The Administration Agreement provides that the Administrator will furnish the Fund with various administrative services including, but not limited to, (i) the preparation and coordination of reports to the Board of Trustees; preparation and filing of securities and other regulatory filings (including state securities filings);
(ii) marketing materials, tax returns and shareholder reports; (iii) review and payment of Fund expenses; (iv) monitoring and oversight of the activities of the Fund's other servicing agents (i.e., transfer agent, custodian, accountants, etc.); (v) maintaining books and records of the Fund; and (vi) administering shareholder accounts. In addition, the Administrator may provide personnel to serve as officers of HFT. The salaries and other expenses of providing such personnel are borne by the Administrator. Under the Administration Agreement, the Administrator is required to exercise reasonable care and is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with its performance as Administrator, except a loss resulting from willful misfeasance, bad faith or negligence on the part of the Administrator in the performance of its duties under the Administration Agreement.

                  For all services provided pursuant to the Administration Agreement, Fund Accounting Services Agreement (see below), Custodian Agreement (see below) and Transfer Agent Agreement (see below), the Administrator and its affiliates will receive from the Fund an annual fee, payable monthly, based on the average daily net assets of all of the funds in the Hennessy Funds' fund complex, which includes the Fund, the Hennessy Cornerstone Growth Fund, the Hennessy Cornerstone Growth Fund II, the Hennessy Focus 30 Fund, the Hennessy Cornerstone Value Fund, the Hennessy Total Return Fund and the Hennessy Balanced Fund. The annual fee for the fund complex is equal to 0.255% of the first $1 billion of the average daily net assets of the fund complex, 0.21% of the next $1 billion of the average daily net assets of the fund complex and 0.17% of the average daily net assets of the fund complex in excess of $2 billion, subject to a minimum annual fee for the fund complex of $600,000. The Administration Agreement will remain in effect until terminated by either party. The Administration Agreement may be terminated at any time, without the payment of any penalty, by the Board of Trustees upon the giving of 90 days' written notice to the Administrator, or by the Administrator upon the giving of 90 days' written notice to the Trust.

                  The Fund is newly organized and as of the date of this Statement of Additional Information has not paid any fees to the Administrator under the Administration Agreement.

                  ACCOUNTING SERVICES AGREEMENT. The Administrator also provides fund accounting services to the Fund pursuant to a Fund Accounting Servicing Agreement with HFT (the "Fund Accounting Servicing Agreement"). For its accounting services, the Administrator and its affiliates are entitled to receive annual fees, payable monthly, based on the fee schedule set forth above under "THE ADMINISTRATOR."

                  TRANSFER AGENT AND CUSTODIAN. U.S. Bancorp Fund Services, LLC (the "Transfer Agent"), 615 East Michigan Street, Milwaukee, Wisconsin 53202, serves as transfer agent for the Fund pursuant to a Transfer Agent Agreement with HFT (the "Transfer Agent Agreement"). Under the Transfer Agent Agreement, the Transfer Agent has agreed to issue and redeem shares of the Fund, make dividend and other distributions to shareholders of the Fund, respond to correspondence by Fund shareholders and others relating to its duties, maintain shareholder accounts and make periodic reports to the Fund.

                  U.S. Bank, National Association (the "Custodian"), Custody Operations, 1555 N. RiverCenter Drive, Suite 302, Milwaukee, WI 53212, serves as custodian for the Fund pursuant to a Custodian Agreement with HFT (the "Custodian Agreement"). The Custodian and the Administrator are affiliates of each other. Under the Custodian Agreement, the Custodian will be responsible for, among other things, receipt of and disbursement of funds from the Fund's accounts, establishment of segregated accounts as necessary, and transfer, exchange and delivery of Fund portfolio securities.

                  THE DISTRIBUTOR. Quasar Distributors, LLC (the "Distributor"), 615 East Michigan Street, Milwaukee, Wisconsin 53202 serves as the distributor for the Fund pursuant to a Distribution Agreement with HFT (the "Distribution Agreement"). The Distributor and the Administrator are affiliates of each other. Under the Distribution Agreement, the Distributor provides, on a best efforts basis and without compensation from HFT, distribution-related services to the Fund in connection with the continuous offering of the Fund's shares.

                  CODE OF ETHICS. HMFI, HFT, HFI and the Manager have adopted a Code of Ethics pursuant to Rule 17j-1 of the 1940 Act. This Code of Ethics permits personnel subject thereto to invest in securities, including securities that may be purchased or held by the Fund. This Code of Ethics, with certain exceptions, generally prohibits, among other things, persons subject thereto from purchasing or selling securities if they know at the time of such purchase or sale that the security is being considered for purchase or sale by the Hennessy Funds or is being purchased or sold by the Hennessy Funds.

                  PROXY VOTING POLICY. When the Fund votes proxies relating to securities that it owns, the Fund generally follows the so-called "Wall Street Rule" (namely, the Fund votes as management recommends or instructs the Manager to sell the stock prior to the meeting). The Fund believes that following the "Wall Street Rule" is consistent with the economic best interests of its shareholders. Further, the Fund invests pursuant to an investment formula and as such proxy issues do not factor into the investment formula. Information on how the Fund voted proxies during the most recent 12-month period ended June 30 is available on the Hennessy Funds' website at http://www.hennessyfunds.com or the website of the Securities and Exchange Commission ("SEC") at http://www.sec.gov.

                             PORTFOLIO TRANSACTIONS

                  Subject to policies established by the Board of Trustees, the Manager is responsible for the execution of Fund transactions and the allocation of brokerage transactions for the Fund. As a general matter, in executing Fund transactions, the Manager may employ or deal with such brokers or dealers that may, in the Manager's best judgment, provide prompt and reliable execution of the transaction at favorable security prices and reasonable commission rates. In selecting brokers or dealers, the Manager will consider all relevant factors, including the price (including the applicable brokerage commission or dealer spread), size of the order, nature of the market for the security, timing of the transaction, the reputation, experience and financial stability of the broker-dealer, the quality of service, difficulty of execution and operational facilities of the firm involved and in the case of securities, the firm's risk in positioning a block of securities. Prices paid to dealers in principal transactions through which most debt securities and some equity securities are traded generally include a spread, which is the difference between the prices at which the dealer is willing to purchase and sell a specific security at that time. If the Fund invests in securities traded in the over-the-counter markets, it may engage in transactions with the dealers who make markets in such securities, unless a better price or execution could be obtained by using a broker. The Fund has no obligation to deal with any broker or group of brokers in the execution of Fund transactions.

                  The Manager may select broker-dealers that provide it with research services and may cause the Fund to pay such broker-dealers commissions that exceed those that other broker-dealers may have charged, if in its view the commissions are reasonable in relation to the value of the brokerage and/or research services provided by the broker-dealer. Research services furnished by brokers through which the Fund effects securities transactions may be used by the Manager in advising other funds or accounts and, conversely, research services furnished to the Manager by brokers in connection with other funds or accounts the Manager advises may be used by the Manager in advising the Fund. Information and research received from such brokers will be in addition to, and not in lieu of, the services required to be performed by the Manager under the Management Agreement. The Fund may purchase and sell Fund portfolio securities to and from dealers who provide the Fund with research services. Fund transactions will not be directed to dealers solely on the basis of research services provided.

                  Investment decisions for the Fund and for other investment accounts managed by the Manager are made independently of each other in light of differing considerations for the various accounts. However, the same investment decision may be made for the Fund and one or more of such accounts. In such cases, simultaneous transactions are inevitable. Purchases or sales are then allocated between the Fund and such other account(s) as to amount according to a formula deemed equitable to the Fund and such account(s). Although in some cases this practice could have a detrimental effect upon the price or value of the security as far as the Fund is concerned, or upon its ability to complete its entire order, in other cases it is believed that coordination and the ability to participate in volume transactions will be beneficial to the Fund.

                  The Fund is newly organized and as of the date of this Statement of Additional Information has not paid any brokerage commissions.

                  PORTFOLIO TURNOVER. The Fund will generally hold securities for approximately one year irrespective of investment performance. Securities held less than one year may be sold to fund redemption requests. For reporting purposes, the Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. In determining such portfolio turnover, securities with maturities at the time of acquisition of one year or less are excluded. The Manager will adjust the Fund's assets as it deems advisable, and portfolio turnover will not be a limiting factor should the Manager deem it advisable for the Fund to purchase or sell securities.

                  High portfolio turnover (100% or more) involves correspondingly greater brokerage commissions, other transaction costs, and a possible increase in short-term capital gains or losses. See "VALUATION OF SHARES" and "ADDITIONAL INFORMATION ABOUT DISTRIBUTIONS AND TAXES" below.

                        DISCLOSURE OF PORTFOLIO HOLDINGS

                  POLICY. The Board of Trustees of HFT has adopted the following policies regarding the disclosure of the portfolio holdings of the Fund:

                  The portfolio holdings information of the Fund is not released to individual investors, institutional investors, intermediaries that distribute the Fund's shares, rating and ranking organizations, or affiliated persons of the fund or non-regulatory agencies except that:

                  (1) The Fund will release holdings information for its portfolio quarterly to various rating and ranking services, including, but not limited to, Morningstar, Lipper, Standard and Poor's, and Bloomberg. The release of such information will usually be completed by U.S. Bancorp Fund Services as authorized by an officer of the Fund. The holdings information released to such services will be as of the last day of the quarter. This release of information is delivered by magnetic media or transmission and is generally released between the 15th and 20th calendar day following a calendar quarter end.

                  (2) By virtue of their duties and responsibilities, the Transfer Agent, Custodian and Administrator of the Trust (all third-party service providers) and the Manager will have daily regular access to the portfolio holdings information of the Fund. The Transfer Agent will not release the portfolio holdings information of the Fund to anyone without the written authorization of an officer of HFT.

                  (3) For the purposes of the trading of portfolio securities, the Manager may from time to time provide brokers with trade lists that may reflect, in part or in total, the portfolio holdings of the Fund. The provision of such trade lists will be subject to customary broker confidentiality agreements and trading restrictions.

                  (4) The Fund will release portfolio holdings information in its annual and semi-annual reports on SEC Form N-Q, on Form 13F and as requested or required by law to any governing or regulatory agency of the Fund.

                  (5) An officer of HFT may, subject to confidentiality agreements and trading restrictions, authorize the release of portfolio holdings information for due diligence purposes to an investment adviser that is in merger or acquisition talks with the Manager or to a newly hired investment adviser or sub-adviser.

                  (6) In preparation for quarterly printed public releases (between the 15th and 20th calendar days of each calendar quarter end), the portfolio manager of the Fund may release the top ten holdings of the Fund, the percentage of holdings of the assets of the Fund for the top ten holdings, and the Fund's sector weightings. This preparatory release of portfolio holdings information will occur as soon as necessary following a calendar quarter-end, will contain information as of the calendar quarter-end and will be solely for the purposes of printing public materials in advance of their release dates. The printed information will be held and will not be released until the 15th calendar day following the calendar quarter-end.

                  (7) On the 15th calendar day following each calendar quarter-end the Fund may publicly release the names, percentages of Fund assets, and sector weightings of all of the assets in the Fund's portfolio. This information will be as of the last day of the calendar quarter-end and may be released in print, via the Fund's web site, or in other forms as requested by the public.

                  (8) The Chief Compliance Officer of the Fund may authorize the release of portfolio holding information on an exception basis provided that (a) the Chief Compliance Officer determines that such a release would be helpful to the shareholders of the Fund; (b) the holdings are released as of the end of a calendar month; (c) the holdings are not released until five calendar days after the end of the month; and (d) the exceptional release is reported to the Board of Trustees.

                  Under no circumstances will the Fund, the Manager or any officers, trustees or employees of HFT or the Manager receive any compensation for the disclosure of portfolio holdings information.

                  The above policies may not be modified without the approval of the Board of Trustees.

                  PROCEDURE. Each year, the Fund sends a written authorization to the Transfer Agent authorizing the Transfer Agent to provide rating and ranking services with the quarterly portfolio information of the Fund. The Transfer Agent releases such information to the rating and ranking services between the 5th and 10th of each month following a calendar quarter end.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

                  You may purchase and redeem shares of the Fund on each day that the New York Stock Exchange, Inc. ("NYSE") is open for trading ("Business Day"). Currently, the NYSE is closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Additionally, when any of the aforementioned holidays falls on a Saturday, the NYSE will not be open for trading the preceding Friday and when any such holiday falls on a Sunday, the NYSE will not be open for trading the succeeding Monday, unless unusual business conditions exist, such as the ending of a monthly or yearly accounting period. The NYSE may also be closed on national days of mourning. Purchases and redemptions of the shares of the Fund are effected at their respective net asset values per share determined as of the close of the NYSE (normally 4:00 P.M., Eastern time) on that Business Day. The time at which the transactions are priced may be changed in case of an emergency or if the NYSE closes at a time other than 4:00 P.M., Eastern time.

                  HFT may suspend redemption privileges of shares of the Fund or postpone the date of payment during any period (i) when the NYSE is closed or trading on the NYSE is restricted as determined by the SEC; (ii) when an emergency exists, as defined by the SEC, that makes it not reasonably practicable for the Fund to dispose of securities owned by them or to determine fairly the value of their assets; or (iii) as the SEC may otherwise permit. The redemption price may be more or less than the shareholder's cost, depending on the market value of the Fund's securities at the time.

                  The Fund will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The Fund uses some or all of the following procedures to process telephone redemptions: (i) requesting a shareholder to correctly state some or all of the following information: account number, name(s), social security number registered to the account, personal identification, banking institution, bank account number and the name in which the bank account is registered; (ii) recording all telephone transactions; and
(iii) sending written confirmation of each transaction to the registered owner.

                  The payment of the redemption price may be made in money or in kind, or partly in money and partly in kind, as determined by the Trustees. The Fund has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Fund is obligated to redeem shares solely in money up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder. While the Rule is in effect, such election may not be revoked without the approval of the SEC. It is contemplated that if the Fund should redeem in kind, securities distributed would be valued as described below under "VALUATION OF SHARES," and investors would incur brokerage commissions in disposing of such securities. If the Fund redeems in kind, the Fund will not distribute depository receipts representing foreign securities.

                               VALUATION OF SHARES

                  The net asset value for the shares of the Fund normally will be determined on each day the NYSE is open for trading. The net assets of the Fund are valued as of the close of the NYSE (normally 4:00 P.M., Eastern time) on each Business Day. The Fund's net asset value per share is calculated separately.

                  For the Fund, the net asset value per share is computed by dividing the value of the securities held by the Fund plus any cash or other assets, less its liabilities, by the number of outstanding shares of the Fund, and adjusting the result to the nearest full cent. Securities listed on the NYSE, American Stock Exchange or other national exchanges (other than The NASDAQ Stock Market) are valued at the last sale price on the date of valuation, and securities that are listed on The NASDAQ Stock Market are valued at the Nasdaq Official Closing Price on the date of valuation. Bonds and other fixed-income securities are valued using market quotations provided by dealers, and also may be valued on the basis of prices provided by pricing services when the Board of Trustees believes that such prices reflect the fair market value of such securities. If there is no sale in a particular security on such day, it is valued at the mean between the bid and ask prices. Other securities, to the extent that market quotations are readily available, are valued at market value in accordance with procedures established by the Board of Trustees. Any other securities and other assets for which market quotations are not readily available are valued in good faith in a manner determined by the Board of Trustees best to reflect their full value. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.

              ADDITIONAL INFORMATION ABOUT DISTRIBUTIONS AND TAXES

                  The Fund intends to continue to qualify for the special tax treatment afforded regulated investment companies ("RICs") under the Internal Revenue Code of 1986, as amended (the "Code"). As long as the Fund so qualifies, the Fund will not be subject to Federal income tax on the part of its net ordinary income and net realized capital gains that it distributes to shareholders. If the Fund fails to qualify as a RIC in any fiscal year, it will be treated as a corporation for federal income tax purposes. As such, the Fund would be required to pay income taxes on its net investment income and net realized capital gains, if any, at the rates generally applicable to corporations. If the Fund does not qualify as a RIC, shareholders would not be liable for income tax on the Fund's net investment income or net realized capital gains in their individual capacities. Distributions to shareholders, whether from the Fund's net investment income or net realized capital gains, would be treated as taxable dividends to the extent of accumulated earnings and profits of the Fund.

                  The Fund intends to distribute substantially all of its net investment income and net capital gains each fiscal year. Dividends paid by the Fund from its ordinary income or from an excess of net realized short-term capital gains over net long-term capital losses (together referred to hereafter as "ordinary income dividends") are taxable to shareholders as ordinary income. (Note that a portion of the Fund's dividends may be taxable to investors at the lower rate applicable to dividend income.) Distributions made from the Fund's net realized capital gains are taxable to shareholders as capital gains, regardless of the length of time the shareholder has owned Fund shares. Not later than 60 days after the close of its taxable year, the Fund will provide its shareholders with a written notice designating the amounts of any ordinary income dividends or capital gains dividends. Distributions in excess of the Fund's earnings and profits will first reduce the adjusted tax basis of a holder's shares and, after such adjusted tax basis is reduced to zero, will constitute capital gains to such holder (assuming the shares are held as a capital asset).

                  Dividends are taxable to shareholders even though they are reinvested in additional shares of the Fund. A portion of the ordinary income dividends paid by the Fund may be eligible for the 70% dividends received deduction allowed to corporations under the Code, if certain requirements are met. If the Fund pays a dividend in January that was declared in the previous October, November or December to shareholders of record on a specified date in one of such months, then such dividend will be treated for tax purposes as being paid by the Fund and received by its shareholders on December 31 of the year in which such dividend was declared.

                  Redemptions and exchanges of the Fund's shares are taxable events, and, accordingly, shareholders may realize gains or losses on such events. A loss realized on a sale or exchange of shares of the Fund will be disallowed if other Fund shares are acquired (whether through the automatic reinvestment of dividends or otherwise) within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss upon the sale or exchange of Fund shares held for six months or less, which is not disallowed, will be treated as long-term capital loss to the extent of any capital gains distributions received by the shareholder with respect to such shares.

                  Under certain provisions of the Code, some shareholders may be subject to a 28% withholding tax on reportable dividends, capital gains distributions and redemption payments ("backup withholding"). Generally, shareholders subject to backup withholding will be those for whom a certified taxpayer identification number is not on file with the Fund or who, to the knowledge of the Fund, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that such investor is not otherwise subject to backup withholding.

                  The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury regulations presently in effect, and does not address the state and local tax, or estate or inheritance tax, consequences of an investment in the Fund. For the complete provisions, reference should be made to the pertinent Code sections and the Treasury regulations promulgated thereunder. The Code and the Treasury regulations are subject to change by legislative or administrative action either prospectively or retroactively.

                  Shareholders are urged to consult their own tax advisers regarding specific questions as to Federal, state, local or foreign taxes or estate or inheritance tax. Foreign investors should consider applicable foreign taxes in their evaluation of an investment in the Fund.

                        DESCRIPTION OF SECURITIES RATINGS

                  The Fund may invest in commercial paper and commercial paper master notes rated A-1 or A-2 by Standard & Poor's or Prime-1 or Prime-2 by Moody's.

                  Standard & Poor's Commercial Paper Ratings. A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market. Ratings are graded into several categories, ranging from A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

                  A-1. the highest category indicates that the degree of safety regarding timely payment is strong. Those issuers determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

                  A-2. Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issuers designated "A-1".

                  A-3. Issues carrying this designation have adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying a higher designation.

                  Moody's Short-Term Debt Ratings. Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations that have an original maturity not exceeding one year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

                  Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

                  Prime-1. Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

     o    Leading market positions in well-established industries.

     o    High rates of return on funds employed.

     o Conservative capitalization structure with moderate reliance on debt and ample asset protection.

     o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

     o Well-established access to a range of financial markets and assured sources of alternate liquidity.

                  Prime-2. Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

                  Prime-3. Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

                          ANTI-MONEY LAUNDERING PROGRAM

                  The Fund has established an Anti-Money Laundering Compliance Program (the "Program") as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 ("USA PATRIOT Act"). To ensure compliance with this law, the Fund's Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

                  Procedures to implement the Program include, but are not limited to, determining that the Fund's Distributor and Transfer Agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and a complete and thorough review of all new opening account applications. The Fund will not transact business with any person or entity whose identity cannot be adequately verified under the provision of the USA PATRIOT Act.

                  As a result of the Program, the Fund may be required to "freeze" the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Fund may be required to transfer the account or proceeds of the account to a governmental agency.

                                OTHER INFORMATION

                  DESCRIPTION OF SHARES. HFT's authorized capital consists of an unlimited number of shares of beneficial interest, having no par value (the "Shares"). Shareholders are entitled: (i) to one vote per full Share; (ii) to such distributions as may be declared by the Trustees out of funds legally available; and (iii) upon liquidation, to participate ratably in the assets available for distribution. There are no conversion or sinking fund provisions applicable to the Shares, and the holders have no preemptive rights and may not cumulate their votes in the election of Trustees. Consequently, the holders of more than 50% of the Shares voting for the election of Trustees can elect all the Trustees, and in such event, the holders of the remaining Shares voting for the election of Trustees will not be able to elect any persons as Trustees. The Fund does not anticipate holding an annual meeting in any year in which the election of Trustees is not required to be acted on by shareholders under the 1940 Act.

                  The Shares are redeemable and are transferable. All Shares issued and sold by the Fund will be fully paid and nonassessable. Fractional Shares entitle the holder of the same rights as whole Shares.

                  Pursuant to the Trust Instrument, the Trustees may establish and designate one or more separate and distinct series of Shares, each of which will be authorized to issue an unlimited number of Shares. In addition, the Trustees may, without obtaining any prior authorization or vote of shareholders, redesignate or reclassify any issued Shares of any series. Each Share outstanding, regardless of series, entitles its holder to one vote. As a general matter, Shares would be voted in the aggregate and not by series, except where class voting would be required by the 1940 Act (e.g., change in investment policy or approval of an investment advisory agreement). All consideration received from the sale of Shares of any series, together with all income, earnings, profits and proceeds thereof, would belong to that series and would be charged with the liabilities in respect of that series and of that series' share of the general liabilities of the Hennessy Large Cap Growth Fund or the Hennessy Cornerstone Growth Fund II, as the case may be, in the proportion that the total net assets of the series bear to the total net assets of all series. The net asset value of a Share of any series would be based on the assets belonging to that series less the liabilities charged to that series, and dividends could be paid on Shares of any series only out of lawfully available assets belonging to that series. In the event of liquidation or dissolution of the Fund, the shareholders of each series would be entitled, out of the assets of the Fund available for distribution, to the assets belonging to that series.

                  The Trust Instrument contains an express disclaimer of shareholder liability for its acts or obligations and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or the Trustees of HFT. The Trust Instrument provides for indemnification and reimbursement of expenses out of the Fund's property for any shareholder held personally liable for its obligations. The Trust Instrument also provides that the Fund will, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy any judgment thereon.

                  The Trust Instrument further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Trust Instrument protects a Trustee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

                  SHAREHOLDER MEETINGS. It is contemplated that HFT will not hold an annual meeting of shareholders in any year in which the election of Trustees is not required to be acted on by shareholders under the 1940 Act. HFT's Trust Instrument and Bylaws also contain procedures for the removal of Trustees by the HFT's shareholders. At any meeting of shareholders, duly called and at which a quorum is present, the shareholders may, by the affirmative vote of the holders of at least two-thirds of the outstanding Shares, remove any Trustee or Trustees.

                  Upon the written request of the holders of Shares entitled to not less than 10% of all the votes entitled to be cast at such meeting, the Secretary of HFT will promptly call a special meeting of shareholders for the purpose of voting upon the question of removal of any Trustee. Whenever ten or more shareholders of record who have been such for at least six months preceding the date of application, and who hold in the aggregate either Shares having a net asset value of at least $25,000 or at least 1% of the total outstanding Shares, whichever is less, will apply to HFT's Secretary in writing, stating that they wish to communicate with other shareholders with a view to obtaining signatures to a request for a meeting as described above and accompanied by a form of communication and request which they wish to transmit, the Secretary will within five business days after such application either: (1) afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of HFT; or (2) inform such applicants as to the approximate number of shareholders of record and the approximate cost of mailing to them the proposed communication and form of request.

                  If the Secretary elects to follow the course specified in clause (2) of the last sentence of the preceding paragraph, the Secretary, upon the written request of such applicants, accompanied by a tender of the material to be mailed and of the reasonable expenses of mailing, will, with reasonable promptness, mail such material to all shareholders of record at their addresses as recorded on the books unless within five business days after such tender the Secretary will mail to such applicants and file with the SEC, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Trustees to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion.

                  After opportunity for hearing upon the objections specified in the written statement so filed, the SEC may, and if demanded by the Trustees or by such applicants will, enter an order either sustaining one or more of such objections or refusing to sustain any of them. If the SEC enters an order refusing to sustain any of such objections, or if, after the entry of an order sustaining one or more of such objections, the SEC finds, after notice and opportunity for hearing, that all objections so sustained have been met, and enters an order so declaring, the Secretary will mail copies of such material to all shareholders with reasonable promptness after the entry of such order and the renewal of such tender.

                  REGISTRATION STATEMENT. This SAI and the Fund Prospectus do not contain all the information included in the Registration Statement filed with the SEC under the 1933 Act with respect to the securities offered by the Fund Prospectus. The Registration Statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

                  Statements contained in this SAI and the Fund Prospectus as to the contents of any contract or other document are not complete and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which this SAI and the Fund Prospectus form a part, each such statement being qualified in all respects by such reference.

                  COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. The law firm of Foley & Lardner LLP, 777 East Wisconsin Avenue, Milwaukee, Wisconsin 53202-5306, serves as counsel to the Fund. KPMG LLP, 303 East Wacker Drive, Chicago, Illinois 60601, serves as the independent registered public accounting firm to the Fund.

                                     PART C

                                OTHER INFORMATION






Item 23.  Exhibits

     (a)  Organizational Documents:

          (1)  Certificate of Trust.(1)

          (2)  Certificate of Amendment to the Certificate of Trust.(3)

          (3)  Trust Instrument.(1)

          (4)  Amendment to Trust Instrument.(2)

          (5)  Amendment to Trust Instrument.(2)

     (b)  Bylaws, as amended.(1)

     (c)  None.

     (d) Amended and Restated Investment Advisory Agreement between Registrant and Hennessy Advisors, Inc.

     (e) Distribution Agreement between Hennessy Advisors, Inc. and Quasar Distributors, LLC.(3)

     (f)  None.

     (g) Custody Agreement between Registrant and U.S. Bank, National Association.(3)

     (h)  Other Material Contracts:

          (1) Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC.(3)

          (2) Transfer Agent Agreement between Registrant and U.S. Bancorp Fund Services, LLC.(3)

          (3) Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC.(3)

                                    Part C-1

          (4)  Servicing Agreement with Hennessy Advisors, Inc.(3)

          (5)  Power of Attorney.(3)

     (i)  Opinion of Foley & Lardner LLP.

     (j)  None.

     (k)  None.

     (l)  Subscription Agreement.(1)

     (m)  None.

     (n)  None.

     (p) Code of Ethics of The Hennessy Funds, Inc., The Hennessy Mutual Funds, Inc., Registrant and Hennessy Advisors, Inc.(3)

---------------

(1) Previously filed as an exhibit to Post-Effective Amendment No. 6 to the Registration Statement and incorporated by reference thereto. Post-Effective Amendment No. 6 was filed on October 28, 1997 and its accession number is 0000897069-97-000422.

(2) Previously filed as an exhibit to Post-Effective Amendment No. 11 to the Registration Statement. Post-Effective Amendment No. 11 was filed on October 31, 2002 and its accession number is 0000897069-02-00835.

(3) Previously filed as an exhibit to Post-Effective Amendment No. 16 to the Registration Statement. Post-Effective Amendment No. 16 was filed on July 1, 2005 and its accession number is 0000897069-05-001653.


Item 24.  Persons Controlled by or under Common Control with Registrant

                  No person is directly or indirectly controlled by or under common control with Registrant.

                                    Part C-2

Item 25.  Indemnification

                  Pursuant to Chapter 38 of Title 12 of the Delaware Code, the Registrant's Trust Instrument, dated September 16, 1992, contains the following article, which is in full force and effect and has not been modified or canceled:

                                   "ARTICLE X
                   LIMITATION OF LIABILITY AND INDEMNIFICATION

                  Section 10.1. Limitation of Liability. A Trustee, when acting in such capacity, shall not be personally liable to any person other than the Trust or a beneficial owner for any act, omission or obligation of the Trust or any Trustee. A Trustee shall not be liable for any act or omission or any conduct whatsoever in his capacity as Trustee, provided that nothing contained herein or in the Delaware Act shall protect any Trustee against any liability to the Trust or to Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee hereunder.

                  Section 10.2.  Indemnification

                           (a) Subject to the exceptions and limitations contained in Section 10.2(b) below:

                              (i) every Person who is, or has been, a Trustee or
                    officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

                              (ii) the words "claim," "action," "suit," or
                    "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

                           (b) No indemnification shall be provided hereunder to a Covered Person:

                              (i) who shall have been adjudicated by a court or
                    body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

                                    Part C-3

                              (ii) in the event of a settlement, unless there
                    has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office,


                                    (A) by the court or other body approving the settlement;

                                    (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

                                    (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry);

                    provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees or by independent counsel.

                           (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable , shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

                           (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 10.2 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 10.2; provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust is insured against losses arising out of any such advance payments or (c) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 10.2.

                  Section 10.3. Shareholders. In case any Shareholder or former Shareholder of any Series shall be held to be personally liable solely by reason of his being or having been a Shareholder of such Series and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by

                                    Part C-4
the Shareholder, assume the defense of any claim made against the Shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series."

                  Insofar as indemnification for and with respect to liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person or Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Adviser


                  Incorporated by reference to the Statement of Additional Information pursuant to Rule 411 under the Securities Act of 1933.

Item 27.  Principal Underwriters

          a. To the best of the Registrant's knowledge, Quasar Distributors, LLC, the Registrant's principal underwriter, also acts as a principal underwriter for the following other investment companies:

               Advisors Series Trust
               AIP Alternative Strategies Funds
               AIP Underlying Funds Trust
               AIP Variable Insurance Trust
               Allied Asset Advisors Funds
               Alpine Equity Trust
               Alpine Income Trust
               Alpine Series Trust
               Brandes Investment Trust
               Brandywine Blue Fund, Inc.
               Brandywine Fund, Inc.
               Brazos Mutual Funds
               Bridges Investment Fund, Inc.
               Buffalo Balanced Fund, Inc.
               Buffalo Funds

                                    Part C-5

               Buffalo High Yield Fund, Inc.
               Buffalo Large Cap Fund, Inc.
               Buffalo Small Cap Fund, Inc.
               Buffalo USA Global Fund, Inc.
               Country Mutual Funds Trust
               Cullen Funds Trust
               Everest Funds
               Fairholme Funds, Inc.
               FFTW Funds, Inc.
               First American Funds, Inc.
               First American Investment Funds, Inc.
               First American Strategy Funds, Inc.
               Fort Pitt Capital Funds
               Fund*X Variable Annuity Trust
               The Glenmede Fund, Inc.
               The Glenmede Portfolios
               Greenspring Fund
               Guinness Atkinson Funds
               Harding, Loevner Funds, Inc.
               The Hennessy Funds, Inc.
               Hennessy Mutual Funds, Inc.
               Hotchkis and Wiley Funds
               Intrepid Capital Management Funds Trust
               Jacob Internet Fund Inc.
               The Jensen Portfolio, Inc.
               Julius Baer Investment Funds
               The Kensington Funds
               Keystone Mutual Funds
               Kiewit Investment Fund L.P.
               Kirr, Marbach Partners Funds, Inc
               LKCM Funds
               Masters' Select Funds
               Matrix Advisors Value Fund, Inc.
               M.D. Sass

                                    Part C-6

               MDT Funds
               Monetta Fund, Inc.
               Monetta Trust
               The MP63 Fund, Inc.
               MUTUALS.com
               Nicholas Equity Income Fund, Inc.
               Nicholas Family of Funds, Inc.
               Nicholas Fund, Inc.
               Nicholas High Income Fund, Inc.
               Nicholas II, Inc.
               Nicholas Limited Edition, Inc.
               Nicholas Money Market Fund, Inc.
               OCM Mutual Fund
               Permanent Portfolio Funds
               Perritt Funds, Inc.
               Perritt MicroCap Opportunities Fund, Inc.
               PRIMECAP Odyssey Funds
               Professionally Managed Portfolios
               Prudent Bear Funds, Inc.
               The Purisima Funds
               Quaker Investment Trust
               Rainier Investment Management Mutual Funds
               The Rockland Fund Trust
               Summit Mutual Funds, Inc.
               Thompson Plumb Funds, Inc.
               TIFF Investment Program, Inc.
               Trust For Professional Managers
               Wexford Trust
               WY Funds


b.

                                    Part C-7

          c. To the best of the Registrant's knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:



              Name and Principal                     Position and Offices with                 Positions and Offices
              Business Address(1)                    Quasar Distributors, LLC                  with Registrant
              ----------------                       ------------------------                  ---------------
              James R. Schoenike                     President; Board Member                   None
              Andrew M. Strnad                       Secretary                                 None
              Teresa Cowan                           Assistant Secretary                       None
              Joe Redwine                            Board Member                              None
              Robert Kern                            Board Member                              None
              Eric W. Falkeis                        Board Member                              None

              --------------------------------------

               (1) The address of each of the foregoing is 615 East Michigan Street, Milwaukee, Wisconsin 53202.


          d. Quasar Distributors, LLC has not earned or received any commissions or other compensation, directly or indirectly, from the Fund.

Item 28.  Location of Accounts and Records

                  The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the physical possession of Registrant, Registrant's Custodian and Registrant's Administrator as follows: the documents required to be maintained by paragraphs (5) and (11) of Rule 31a-1(b) will be maintained by the Registrant; the documents required to be maintained by paragraphs (3) and (7) of Rule 31a-1(b) will be maintained by Registrant's Custodian; and all other records will be maintained by Registrant's Administrator.

Item 29.  Management Services

                  All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

Item 30.  Undertakings

                  Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.


                                    Part C-8

                                   SIGNATURES

                  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Novato and State of California on the 27th day of August, 2007.








                                  HENNESSY FUNDS TRUST
                                  (Registrant)



                                  By:   /s/ Neil J. Hennessy
                                        ----------------------------
                                        Neil J. Hennessy, President






                  Pursuant to the requirements of the Securities Act of 1933, this Amended Registration Statement has been signed below by the following persons in the capacities and on the date indicated.



                       Name                                        Title                           Date

/s/ Neil J. Hennessy                                 President (Principal                    August 27, 2007
--------------------------------------------         Executive Officer) and a
Neil J. Hennessy                                     Trustee


Robert T. Doyle*                                     Trustee                                         *

J. Dennis DeSousa* Trustee *

Gerald P. Richardson*                                Trustee                                         *

/s/ Teresa M. Nilsen                                 Executive Vice President and            August 27, 2007
--------------------------------------------         Treasurer (Principal
Teresa M. Nilsen                                     Financial and Accounting
                                                     Officer)


                                   *By:  /s/ Neil J. Hennessy
                                         ---------------------------------
                                          Neil J. Hennessy
                                          Attorney-in-fact
                                          Dated as of August 27, 2007

                                  EXHIBIT INDEX


  Exhibit No.     Exhibit Description


          (a)  Organizational Documents:

               (1)  Certificate of Trust.*

               (2)  Certificate of Amendment to the Certificate of Trust.*

               (3)  Trust Instrument.*

               (4)  Amendment to Trust Instrument.*

               (5)  Amendment to Trust Instrument.*

          (b)  Bylaws, as amended.*

          (c)  None.

          (d)  Amended and Restated Investment Advisory Agreement.

          (e)  None.

          (f)  None.

          (g) Custody Agreement between Registrant and U.S. Bank, National Association.*

          (h)  Other Material Contracts:

               (1) Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC.*

               (2) Transfer Agent Agreement between Registrant and U.S. Bancorp Fund Services, LLC.*

               (3) Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC.*

               (4)  Servicing Agreement with Hennessy Advisors, Inc.*

               (5)  Power of Attorney.*

                                   Exhibit-1

          (i)  Opinion of Foley & Lardner LLP.

          (j)  None.

          (k)  None.

          (l)  Subscription Agreement.*

          (m)  None.

          (n)  None.

          (p) Code of Ethics of The Hennessy Funds, Inc., The Hennessy Mutual Funds, Inc., Registrant and Hennessy Advisors, Inc.*

--------------------

*        Previously filed.




                                   Exhibit-2